As filed with the Securities and Exchange Commission on May 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 95.2%
CONSUMER DISCRETIONARY: 8.1%
12,500	Best Buy Co., Inc.	$359,000
32,000	Garmin Ltd. (b)	1,083,520
60,000	Mattel, Inc.	1,495,800
28,000	McDonald's Corp.	2,130,520
58,300	Regal Entertainment Group - Class A	787,050
41,851	Stein Mart, Inc.	423,114
		6,279,004
CONSUMER STAPLES: 21.2%
14,250	Altria Group, Inc.	370,927
50,000	B & G Foods, Inc. - Class A	938,500
15,000	BJ's Wholesale Club, Inc. (a)	732,300
19,400	General Mills, Inc.	709,070
7,035	H.J. Heinz & Co.	343,449
24,000	Hershey Co./The	1,304,400
10,000	Imperial Tobacco Group PLC (b)	617,777
2,600	J.M. Smucker Co./The	185,614
12,000	Kimberly-Clark Corp.	783,240
20,382	Kraft Foods, Inc. - Class A	639,180
8,000	Lancaster Colony Corp.	484,800
12,526	Lorillard, Inc.	1,190,095
30,000	Philip Morris International Inc.	1,968,900
22,569	Procter & Gamble Co./The	1,390,250
10,692	Reynolds American, Inc.	379,887
46,000	Sysco Corp.	1,274,200
20,000	Unilever Plc - ADR (b)	612,400
80,385	Vector Group Ltd.	1,389,857
22,000	Wal-Mart Stores, Inc.	1,145,100
		16,459,946
ENERGY: 13.2%
4,400	Buckeye Partners LP	279,576
9,783	Chevron Corp.	1,050,988
23,000	Crestwood Midstream Partners LP	691,150
9,000	Dorchester Minerals LP	263,160
7,500	Enbridge Energy Partners LP	484,650
3,700	Energy Transfer Partners LP	191,512
21,692	Enterprise Products Partners LP	934,057
16,938	Exxon Mobil Corp.	1,424,994
5,700	Kinder Morgan Energy Partners LP	422,313
1	Kinder Morgan Management, LLC (a)	66
11,250	Nustar Energy LP	763,762
17,000	Occidental Petroleum Corp.	1,776,330
1,200	ONEOK Partners, LP	98,820
24,806	Penn West Energy Trust (b)	687,126
9,800	Plains All American Pipeline LP	624,554
13,928	TransCanada Corp. (b)	564,502
		10,257,560
FINANCIALS: 3.8%
13,200	Arthur J. Gallagher & Co.	401,412
32,000	Cincinnati Financial Corp.	1,049,600
5,901	Comerica, Inc.	216,685
28,571	FirstMerit Corp.	487,421
5,935	NBT Bancorp, Inc.	135,259
6,067	Travelers Companies, Inc./The	360,865
10,000	U.S. Bancorp	264,300
		2,915,542
HEALTH CARE: 5.2%
17,000	Abbott Laboratories	833,850
61,609	Bristol-Myers Squibb Co.	1,628,326
11,000	Johnson & Johnson	651,750
9,150	Merck & Co., Inc.	302,041
32,000	Pfizer Inc.	649,920
		4,065,887
INDUSTRIALS: 4.1%
3,400	3M Co.	317,900
3,600	Cooper Industries PLC - Class A (b)	233,640
25,000	Deluxe Corp.	663,500
32,997	General Electric Co.	661,590
1,872	Honeywell International, Inc.	111,777
4,074	Landauer, Inc.	250,632
32,000	Olin Corp.	733,440
9,170	Weyerhaeuser Co.	225,582
		3,198,061
INFORMATION TECHNOLOGY & TELECOMMUNICATION SERVICES: 10.0%
32,800	AT&T, Inc.	1,003,680
15,000	Cellcom Israel Ltd. (b)	496,800
10,000	CenturyTel, Inc.	415,500
55,900	Consolidated Communications Holdings, Inc.	1,047,007
65,000	Deutsche Telekom AG - ADR (b)	1,002,671
88,368	Frontier Communications Corp.	726,385
35,000	Intel Corp.	705,950
25,367	Verizon Communications, Inc.	977,644
104,228	Windstream Corp.	1,341,414
		7,717,051
MATERIALS: 1.7%
36,000	Acadian Timber Corp. (b)	436,307
7,000	E.I. du Pont de Nemours & Co.	384,790
12,000	Southern Copper Corp.	483,240
		1,304,337
REITS: 12.3%
17,229	Apartment Investment & Management Co. - Class A	438,823
8,914	Camden Property Trust	506,494
57,828	CommonWealth REIT	1,501,793
8,200	Entertainment Properties Trust	383,924
29,046	Health Care Property Investors, Inc.	1,102,005
11,612	Health Care REIT, Inc.	608,933
17,000	Healthcare Realty Trust, Inc.	385,900
15,385	Liberty Property Trust	506,166
16,500	National Retail Properties Inc.	431,145
38,879	Nationwide Health Properties, Inc.	1,653,524
16,973	Pennsylvania Real Estate Investment Trust	242,205
13,000	Senior Housing Properties Trust	299,520
10,036	Sovran Self Storage, Inc.	396,924
24,984	Tanger Factory Outlet Centers, Inc.	655,580
13,115	Washington Real Estate Investment Trust	407,745
		9,520,681
SHIPPING & TRANSPORTATION: 2.5%
42,370	Fly Leasing Ltd. - ADR (b)	585,977
55,000	Jazz Air Income Fund (b)	302,940
12,000	Knightsbridge Tankers Ltd. (b)	300,480
31,000	Nordic American Tanker Shipping Limited (b)	770,040
		1,959,437
UTILITIES: 13.1%
8,200	Amerigas Partners LP	394,092
15,000	Atmos Energy Corp.	511,500
4,536	Cleco Corp.	155,539
20,000	DTE Energy Co.	979,200
9,506	Duke Energy Corp.	172,534
12,452	EQT Corp.	621,355
7,300	Ferrellgas Partners LP	189,800
10,000	FirstEnergy Corp.	370,900
24,010	Hawaiian Electric Industries, Inc.	595,448
5,500	ITC Holdings Corp.	384,450
11,986	National Fuel Gas Co.	886,964
11,000	Northeast Utilities	380,600
8,396	Northwest Natural Gas Co.	387,308
16,000	NSTAR	740,320
4,000	OGE Energy Corp.	202,240
4,185	Pinnacle West Capital Corp.	179,076
12,000	Portland General Electric Co.	285,240
20,000	PPL Corporation	506,000
15,629	Progress Energy, Inc.	721,122
4,753	Spectra Energy Corp.	129,187
11,200	Suburban Propane Partners LP	632,016
11,000	UIL Holdings Corp.	335,720
19,318	United Utilities Group Plc - ADR (b)	366,325
		10,126,936
TOTAL COMMON STOCKS
	(Cost $60,674,054)	73,804,442
PREFERRED STOCK: 0.4%
REITS: 0.4%
10,000	First Potomac Reality Trust	250,000
1,760	Public Storage	44,915

TOTAL PREFERRED STOCK
	(Cost $294,000)	294,915

SHORT TERM INVESTMENT: 4.4%
MONEY MARKET INVESTMENT: 4.4%
3,441,431	Fidelity Institutional Money Market Portfolio, 0.21% (c)	3,441,431
TOTAL SHORT TERM INVESTMENT
	(Cost $3,441,431)	3,441,431

TOTAL INVESTMENTS
	(Cost $64,409,485), 100.0%	77,540,788
LIABILITIES IN EXCESS OF OTHER ASSETS, 0.0%		(21,772)
TOTAL NET ASSETS, 100.0%		$77,519,016

(a) Non Income Producing.
(b) Foreign Security.
(c) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Dividend & Income Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2011, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$6,279,004	$-	$-	$6,279,004
Consumer Staples	16,459,946	-	-	16,459,946
Energy	10,257,560	-	-	10,257,560
Financials	2,915,542	-	-	2,915,542
Health Care	4,065,887	-	-	4,065,887
Industrials	3,198,061	-	-	3,198,061
Information Technology & Telecommunication Services	7,717,051	-	-	7,717,051
Materials	1,304,337	-	-	1,304,337
REITs	9,520,681	-	-	9,520,681
Shipping & Transportation	1,959,437	-	-	1,959,437
Utilities	10,126,936	-	-	10,126,936
Total Common Stock	73,804,442	-	-	73,804,442

Preferred Stock	294,915	-	-	294,915

Short Term Investment	3,441,431	-	-	3,441,431

Total Investments in Securities	$77,540,788	$-	$-	$77,540,788

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date		Value
CORPORATE BONDS: 87.9%
CONSUMER DISCRETIONARY: 5.0%
$700,000	American Axle & Manufacturing, Inc.	7.875%		03/01/2017	(b)	$710,500
240,000	Autozone Inc.	6.950%		06/15/2016		274,320
250,000	Best Buy Co., Inc.	6.750%		07/15/2013		273,332
214,000	Cox Communications Inc.	6.850%		01/15/2018		241,206
231,000	Cox Communications Inc.	7.250%		11/15/2015		264,511
250,000	Hasbro Inc.	6.125%		05/15/2014		273,211
500,000	Home Depot, Inc.	5.400%		03/01/2016		552,905
10,000	Macy's Retail Holdings, Inc.	7.450%		10/15/2016		10,950
50,000	Newell Rubbermaid Inc.	6.250%		04/15/2018		55,180
250,000	Royal Caribbean Cruises (c)	6.875%		12/01/2013		266,875
150,000	Stanley Works	6.150%		10/01/2013		165,957
202,000	Toys 'R' Us, Inc.	7.375%		10/15/2018		202,505
417,000	Toys 'R' Us, Inc.	7.625%		08/01/2011	(b)	424,297
11,000	Toys 'R' Us Property Company II, LLC	8.500%		12/01/2017		11,825
100,000	WPP Finance (UK) Corp. (c)	5.875%		06/15/2014		109,937
280,000	Wynn Las Vegas LLC	7.875%		11/01/2017	(b)	300,300
						4,137,811
CONSUMER STAPLES: 6.0%
250,000	Altria Group, Inc.	7.750%		02/06/2014		287,016
244,000	B & G Foods, Inc.	7.625%		01/15/2018		262,910
500,000	Bunge Limited Finance Corp.	5.100%		07/15/2015		521,669
257,000	Bunge Limited Finance Corp.	5.875%		05/15/2013		273,301
55,000	Bunge NA Finance LP	5.900%		04/01/2017		58,377
250,000	Campbell Soup Co.	8.875%		05/01/2021		332,972
132,000	CVS Caremark Corp.	5.750%		08/15/2011		134,467
400,000	Heinz (H.J.) Finance Co.	6.000%		03/15/2012		419,900
46,000	Kraft Foods, Inc.	5.625%		11/01/2011		47,271
250,000	PepsiAmericas Inc.	4.875%		01/15/2015		275,031
400,000	Philip Morris International Inc.	4.875%		05/16/2013		428,926
321,000	Reynolds American, Inc.	6.750%		06/15/2017	(b)	367,080
252,000	Reynolds American, Inc.	7.250%		06/01/2013		281,879
290,000	Reynolds American, Inc.	7.625%		06/01/2016	(b)	344,653
99,000	RJ Reynolds Tobacco Holdings	7.250%		06/01/2012		105,624
750,000	WM Wrigley Jr Co.	4.650%		07/15/2015		787,271
						4,928,347
ENERGY: 10.6%
1,000,000	Amerigas Partners LP	6.500%		05/20/2021	(b)	1,026,250
40,000	Boardwalk Pipelines LLC	5.200%		06/01/2018		41,126
221,000	Boardwalk Pipelines LLC	5.500%		02/01/2017		235,236
146,000	Boardwalk Pipelines LLC	5.875%		11/15/2016		159,359
100,000	BP Capital Markets PLC (c)	1.550%		08/11/2011		100,357
400,000	Buckeye Partners	4.625%		07/15/2013		420,814
155,000	Buckeye Partners	6.050%		01/15/2018		169,640
120,000	DCP Midstream Operating	3.250%		10/01/2015		117,590
100,000	El Paso Corp.	7.000%		05/15/2011		100,560
20,000	Enbridge Energy Partners	5.350%		12/15/2014		21,843
191,000	Enbridge Energy Partners	5.875%		12/15/2016		211,616
20,000	Enbridge Energy Partners	6.500%		04/15/2018		22,639
426,000	Energy Transfer Partners	6.125%		02/15/2017		475,600
205,000	Energy Transfer Partners	8.500%		04/15/2014		239,544
35,000	Husky Energy Inc. (c)	6.200%		09/15/2017		39,481
284,000	Kinder Morgan Energy Partners, LP	5.625%		02/15/2015	(b)	313,362
50,000	Kinder Morgan Energy Partners, LP	5.950%		02/15/2018	(b)	55,056
135,000	Kinder Morgan Inc.	6.500%		09/01/2012		143,100
100,000	Louisiana Land & Exploration	7.650%		12/01/2023		117,898
800,000	Massey Energy Co.	6.875%		12/15/2013		816,000
250,000	Massey Energy Co. Convertible	3.250%		08/01/2015		282,813
250,000	Nustar Logistics LP	7.650%		04/15/2018		291,876
300,000	Nustar Pipeline Opertations	5.875%		06/01/2013	(b)	321,379
336,000	Panhandle Eastern Pipeline	7.000%		06/15/2018		374,996
20,000	Petrobras International Finance Co. (c)	9.750%		07/06/2011		20,400
205,000	Plains All American Pipeline	5.875%		08/15/2016		226,943
75,000	Regency Energy Partners	6.875%		12/01/2018		79,875
275,000	Sabine Pass LNG, LP	7.250%		11/30/2013		281,187
100,000	Sabine Pass LNG, LP	7.500%		11/30/2016		102,750
240,000	Spectra Energy Capital, LLC	5.500%		03/01/2014		260,637
343,000	Spectra Energy Capital, LLC	6.725%		07/15/2018		377,298
480,000	Targa Resources Partners	8.250%		07/01/2016		505,200
211,000	Transocean Inc. (c)	7.375%		04/15/2018		241,003
515,000	Valero Energy Corp.	6.125%		06/15/2017		569,441
						8,762,869
FINANCIALS: 21.6%
300,000	Aegon NV (c)	4.625%		12/01/2015		311,475
100,000	American Express Bank	6.000%		09/13/2017		110,803
540,000	American Express Co.	5.250%		09/12/2011		550,737
250,000	American Express Credit Co.	7.300%		08/20/2013		279,541
250,000	Axis Specialty Finance (c)	5.875%		06/01/2020		251,491
78,000	Bank of America Corp.	5.000%		03/15/2015		78,181
9,000	Bank of America Corp.	5.000%		05/15/2015		9,003
10,000	Bank of America Corp.	5.000%		03/15/2016		10,084
115,000	Bank of America Corp.	5.050%		05/15/2015		115,239
20,000	Bank of America Corp.	5.150%		08/15/2015		20,166
81,000	Bank of America Corp.	5.250%		03/15/2015		81,778
186,000	Bank of America Corp.	5.250%		08/15/2015		186,757
29,000	Bank of America Corp.	5.250%		12/15/2015		29,110
100,000	Bank of America Corp.	5.375%		12/15/2014		100,499
113,000	Bank of America Corp.	5.375%	(a)	06/30/2025		110,681
442,000	Bank of America Corp.	5.420%		03/15/2017		451,231
10,000	Bank of America Corp.	5.500%		02/15/2014		10,084
11,000	Bank of America Corp.	5.500%		11/15/2014		11,033
25,000	Bank of America Corp.	5.500%		02/15/2015		25,228
96,000	Bank of America Corp.	5.500%		11/15/2015		96,242
5,000	Bank of America Corp.	5.500%		12/15/2015		5,021
195,000	Bank of America Corp.	5.550%		12/15/2015		195,497
761,000	Bank of America Corp.	5.600%		02/15/2016	(b)	766,943
65,000	Bank of America Corp.	5.625%		11/15/2015		65,174
30,000	Bank of America Corp.	5.650%		12/15/2015		30,136
50,000	Bank of America Corp.	5.700%		11/15/2014		50,157
7,000	Bank of America Corp.	5.750%		08/15/2014		7,023
86,000	Bank of America Corp.	5.750%		05/15/2016		86,220
60,000	Bank of America Corp.	5.750%		06/15/2016		60,251
151,000	Bank of America N.A.	6.000%		06/15/2016		159,479
375,000	BB&T Corp.	5.200%		12/23/2015		402,760
682,000	Bear Stearns Cos. LLC	5.550%		01/22/2017		724,442
293,000	CNA Financial Corp.	6.950%		01/15/2018		319,008
110,000	Countrywide Financial Corp.	6.000%	(a)	07/28/2015		110,158
28,000	Countrywide Financial Corp.	6.000%		08/26/2020		28,052
15,000	Countrywide Home Loan	5.000%		05/16/2013		15,005
60,000	Countrywide Home Loan	6.000%		01/24/2018		60,024
250,000	Dresdner Bank - New York (c)	7.250%		09/15/2015		268,128
20,000	General Electric Capital Corp.	5.000%		03/15/2016		20,204
35,000	General Electric Capital Corp.	5.000%		02/15/2017		35,087
675,000	General Electric Capital Corp.	5.250%		01/15/2016		677,070
169,000	General Electric Capital Corp.	5.250%		02/15/2016		169,514
20,000	General Electric Capital Corp.	5.250%		04/15/2018		19,845
189,000	General Electric Capital Corp.	5.375%		02/15/2016		189,601
289,000	General Electric Capital Corp.	5.450%		01/15/2016		291,313
10,000	General Electric Capital Corp.	5.500%	(a)	09/30/2016		10,111
38,000	General Electric Capital Corp.	5.500%	(a)	10/28/2016		38,499
520,000	General Electric Capital Corp.	5.500%		10/06/2017		522,760
109,000	General Electric Capital Corp.	5.500%	(a)	02/13/2024		108,153
48,000	General Electric Capital Corp.	5.600%		12/15/2015		48,288
300,000	General Electric Capital Corp.	5.625%		09/15/2017		325,538
308,000	General Electric Capital Corp.	5.625%		12/15/2017		309,632
22,000	General Electric Capital Corp.	6.000%		05/15/2015		22,086
275,000	General Electric Capital Corp.	6.000%	(a)	11/28/2017		276,326
250,000	Goldman Sachs Group, Inc.	5.350%		01/15/2016	(b)	266,820
1,000,000	Goldman Sachs Group, Inc.	5.625%		01/15/2017	(b)	1,053,810
200,000	Goldman Sachs Group, Inc.	5.950%		01/18/2018		214,761
300,000	Goldman Sachs Group, Inc.	6.250%		09/01/2017		328,478
228,000	HSBC Finance Corp.	5.500%		01/19/2016		250,453
51,000	HSBC Finance Corp.	6.000%		12/15/2017		51,290
600,000	Janus Capital Group Inc.	6.700%		06/15/2017		646,682
350,000	Jefferies Group Inc.	5.875%		06/08/2014	(b)	377,342
250,000	Jefferies Group Inc.	7.750%		03/15/2012		264,876
24,000	John Hancock Mutual Life Insurance Co.	5.450%		01/15/2018		25,292
150,000	JP Morgan Chase & Co.	5.300%		05/15/2018		147,764
193,000	JP Morgan Chase & Co.	6.125%		06/27/2017		210,023
20,000	Key Bank N.A.	5.700%		08/15/2012		21,144
364,000	Lazard Group LLC	7.125%		05/15/2015		399,887
400,000	Lehman Brothers Holdings, Inc. (d)	7.000%		09/28/2037		102,500
632,000	Lloyds TSB Bank PLC (c)	4.875%		01/21/2016	(b)	651,670
700,000	Merrill Lynch & Co. Inc.	5.700%		05/02/2017		726,448
250,000	Morgan Stanley	4.750%		04/01/2014	(b)	260,504
250,000	Morgan Stanley	5.000%	(a)	08/31/2025	(b)	251,234
110,000	Morgan Stanley	5.375%		10/15/2015		116,855
1,108,000	Morgan Stanley	5.375%	(a)	05/26/2025		1,090,509
45,000	Principal Life Income Funding	5.100%		04/15/2014		48,216
40,000	Progressive Corp.	7.000%		10/01/2013		44,377
250,000	Salomon Smith Barney Holdings, Inc.	7.300%		08/01/2013		269,019
355,000	Silicon Valley Bank	6.050%		06/01/2017		372,032
49,000	Wells Fargo Bank NA	5.750%		05/16/2016	(b)	53,793
414,000	Wells Fargo & Co.	6.375%		08/01/2011		421,567
						17,924,214
HEALTH CARE: 0.3%
250,000	Boston Scientific Corp.	4.500%		01/15/2015	(b)	257,846
INDUSTRIALS: 4.6%
250,000	Caterpillar Financial Services Corp.	1.059%	(a)	06/24/2011		250,454
250,000	Caterpillar Inc.	7.000%		12/15/2013		285,560
388,000	CNH America LLC	7.250%		01/15/2016		423,890
465,000	Embraer Overseas Ltd. (c)	6.375%		01/24/2017		501,037
250,000	Ingersoll - Rand Global Holding Co. (c)	9.500%		04/15/2014		300,046
500,000	Joy Global Inc.	6.000%		11/15/2016		545,193
250,000	Lennox International Inc.	4.900%		05/15/2017		253,862
148,000	Manitowoc Co. Inc./The	9.500%		02/15/2018		163,540
186,000	Masco Corp.	5.850%		03/15/2017		182,371
620,000	Owens Corning Inc.	6.500%		12/01/2016	(b)	675,057
250,000	Worthington Industries	6.500%		04/15/2020		267,414
						3,848,424
INFORMATION TECHNOLOGY: 3.9%
96,000	Advanced Micro Devices, Inc.	6.000%		05/01/2015		99,000
375,000	Advanced Micro Devices, Inc.	8.125%		12/15/2017		390,000
105,000	Applied Materials Inc.	7.125%		10/15/2017		123,673
310,000	Arrow Electronics Inc.	6.875%		06/01/2018		337,957
128,000	Avnet Inc.	6.625%		09/15/2016		140,096
129,000	Corning Inc.	6.200%		03/15/2016		144,312
35,000	Corning Inc.	8.875%		03/15/2016		42,866
250,000	Dell Inc.	3.100%		04/01/2016		248,834
250,000	Dell Inc.	4.625%		04/01/2021		246,559
315,000	Hewlett-Packard Co.	4.500%		03/01/2013	(b)	335,531
265,000	Intuit Inc.	5.750%		03/15/2017		290,142
200,000	KLA-Tencor Corp.	6.900%		05/01/2018		220,575
258,000	Linear Technology Corp.	3.000%		05/01/2027		277,028
330,000	National Semiconductor Corp.	6.600%		06/15/2017		363,130
						3,259,703
MATERIALS: 10.8%
500,000	Alcoa Inc.	5.550%		02/01/2017	(b)	528,728
235,000	Alcoa Inc.	6.000%		07/15/2013	(b)	256,444
250,000	Arcelormittal (c)	5.375%		06/01/2013	(b)	265,878
50,000	Arcelormittal (c)	6.125%		06/01/2018		52,963
268,000	Arcelormittal (c)	9.000%		02/15/2015		320,773
300,000	Cabot Corp.	5.000%		10/01/2016		314,692
33,000	Dow Chemical Co./The	5.100%		06/15/2017		33,134
186,000	Dow Chemical Co./The	5.100%		07/15/2017		187,099
250,000	Dow Chemical Co./The	5.250%		12/15/2016		251,369
17,000	Dow Chemical Co./The	7.500%		11/15/2015		17,060
250,000	E.I. du Pont De Nemours and Co.	4.875%		04/30/2014		271,787
300,000	Freeport - McMoran Copper & Gold	8.250%		04/01/2015		312,750
100,000	Freeport - McMoran Copper & Gold	8.375%		04/01/2017		110,250
400,000	International Paper Co.	5.250%		04/01/2016		426,471
500,000	International Paper Co.	5.500%		01/15/2014	(b)	529,656
250,000	Lafarge SA (c)	6.150%		07/15/2011		253,711
250,000	Potash Corporation of Saskatchewan (c)	5.250%		05/15/2014		272,479
258,000	Rio Tinto Finance USA Ltd. (c)	8.950%		05/01/2014		310,385
500,000	Rohm & Haas Co.	6.000%		09/15/2017	(b)	552,008
35,000	RPM International Inc.	6.250%		12/15/2013		38,326
380,000	Southern Copper Corp.	6.375%		07/27/2015		417,422
100,000	Vale Inco Ltd. (c)	5.700%		10/15/2015		108,527
723,000	Vulcan Materials	6.400%		11/30/2017		725,079
985,000	Xstrata Canada Corp. (c)	5.500%		06/15/2017		1,055,194
1,192,000	Xstrata Canada Corp. (c)	6.000%		10/15/2015		1,311,522
						8,923,707
REITS: 7.2%
500,000	BioMed Realty, LP	3.850%		04/15/2016		494,618
250,000	HCP, Inc.	5.650%		12/15/2013		270,781
373,000	HCP, Inc.	5.950%		09/15/2011		381,221
215,000	HCP, Inc.	6.000%		03/01/2015		234,946
250,000	HCP, Inc.	6.000%		01/30/2017	(b)	269,923
428,000	HCP, Inc.	6.300%		09/15/2016		471,573
268,000	Health Care REIT, Inc.	5.875%		05/15/2015		292,354
695,000	Healthcare Realty Trust, Inc.	5.125%		04/01/2014		733,816
20,000	Healthcare Realty Trust, Inc.	6.500%		01/17/2017		22,042
46,000	HRPT Properties Trust	6.400%		02/15/2015		50,218
113,000	HRPT Properties Trust	6.500%		01/15/2013		118,547
58,000	Liberty Property LP	7.500%		01/15/2018		67,593
329,000	National Retail Properties Inc.	6.875%		10/15/2017		354,452
250,000	Nationwide Health Properties, Inc.	6.250%		02/01/2013		267,105
129,000	Realty Income Corp.	5.950%		09/15/2016		141,284
500,000	Senior Housing Properties Trust	4.300%		01/15/2016		496,329
408,000	Simon Property Group LP	5.750%		12/01/2015		453,770
600,000	Simon Property Group LP	6.100%		05/01/2016		678,039
115,000	Tanger Properties LP	6.150%		11/15/2015		127,165
50,000	Ventas Realty LP	6.500%		06/01/2016		51,691
						5,977,467
SHIPPING & TRANSPORTATION: 2.7%
270,000	American Airlines	7.858%		10/01/2011		279,099
150,000	Burlington Northern Santa Fe	7.000%		02/01/2014		170,693
115,000	CSX Corp.	7.900%		05/01/2017		139,757
832,727	FedEx Corp.	7.020%		01/15/2016		835,957
170,000	GATX Corp.	6.000%		02/15/2018		180,415
150,000	Ryder System Inc.	3.600%		03/01/2016		151,544
49,000	Ship Finance International Ltd. (c)	8.500%		12/15/2013		49,735
400,000	Union Pacific Corp.	4.875%		01/15/2015		433,266
						2,240,466
TELECOMMUNICATION SERVICES: 5.7%
186,000	America Movil, SAB de CV (c)(f)(g)	5.750%		01/15/2015		205,173
250,000	AT&T Mobility LLC	6.500%		12/15/2011		260,247
308,000	British Telecommunications Plc (c)	5.150%		01/15/2013		327,670
250,000	British Telecommunications Plc (c)	5.950%		01/15/2018	(b)	275,803
100,000	Qwest Corp.	6.500%		06/01/2017		110,375
222,000	Telecom Italia Capital (c)	4.950%		09/30/2014		231,285
196,000	Telecom Italia Capital (c)	5.250%		11/15/2013		206,964
378,000	Telecom Italia Capital (c)	5.250%		10/01/2015		391,253
500,000	Telecom Italia Capital (c)	6.999%		06/04/2018		543,712
500,000	Telefonica Emisiones S.A.U. (c)	3.992%		02/16/2016	(b)	502,419
250,000	Telefonica Emisiones S.A.U. (c)	4.949%		01/15/2015	(b)	263,780
519,000	Telefonica Emisiones S.A.U. (c)	5.984%		06/20/2011		524,654
250,000	Verizon New England Inc.	4.750%		10/01/2013		265,952
557,000	Verizon New England Inc.	6.500%		09/15/2011		571,900
						4,681,187
UTILITIES: 9.5%
310,000	American Water Capital Corp.	6.085%		10/15/2017		347,988
120,000	Appalachian Power Co.	4.950%		02/01/2015		127,578
44,000	Arizona Public Service Co.	6.250%		08/01/2016		49,642
250,000	Arizona Public Service Co.	6.500%		03/01/2012		262,242
250,000	Commonwealth Edison	4.700%		04/15/2015	(b)	268,159
45,000	Consumers Energy Co.	6.875%		03/01/2018		49,724
263,000	Enersis SA (c)	7.375%		01/15/2014		292,753
45,000	Enersis SA/Cayman Island (c)	7.400%		12/01/2016		51,932
18,000	Entergy Gulf States Louisiana, LLC	6.000%		05/01/2018		19,501
250,000	Entergy New Orleans Inc.	5.250%		08/01/2013		263,063
190,000	Entergy Texas, Inc.	7.125%		02/01/2019		221,284
335,000	Florida Power & Light	4.850%		02/01/2013		90,328
265,000	Jersey Central Power & Light	5.625%		05/01/2016		292,498
500,000	National Fuel Gas Co.	6.700%		11/21/2011		517,361
270,000	National Grid Plc (c)	6.300%		08/01/2016		306,671
300,000	National Rural Utilities	6.550%		11/01/2018		339,206
250,000	National Rural Utilities Coopertive	5.450%		04/10/2017		276,502
266,000	Nisource Finance Corp.	5.400%		07/15/2014		290,619
163,000	Nisource Finance Corp.	7.860%		03/27/2017		186,328
375,000	Northern Indiana Public Services	7.590%		06/12/2017		430,343
300,000	Northern State Power (A Minnesota Corporation)	8.000%		08/28/2012		328,375
236,000	Ohio Edison	5.450%		05/01/2015		254,424
217,000	Ohio Edison	6.400%		07/15/2016		242,297
250,000	Oneok Inc.	7.125%		04/15/2011		250,389
500,000	Pacificorp	5.450%		09/15/2013		546,530
60,000	Pennsylvania Electric Co.	6.050%		09/01/2017		64,670
105,000	PPL Energy Supply, LLC	6.200%		05/15/2016		115,166
400,000	PSEG Power LLC	7.750%		04/15/2011		400,685
22,000	Puget Sound Energy, Inc.	6.740%		06/15/2018		24,849
566,000	Southwestern Electric Power	5.875%		03/01/2018		609,849
250,000	Southwestern Public Service	8.750%		12/01/2018		312,544
10,000	Xcel Energy Inc.	5.613%		04/01/2017		10,724
						7,844,224
TOTAL CORPORATE BONDS
	(Cost $70,254,171)					72,786,265
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.9%
Federal Farm Credit Bank - 0.1%
25,000		4.100%		04/08/2019		25,018
25,000		4.190%		02/24/2020		25,324
						50,342
Federal Home Loan Bank - 2.4%
10,000		4.100%		06/10/2019		9,920
500,000		4.125%		04/15/2019		500,748
800,000		4.200%		01/28/2020		828,240
150,000		4.250%		02/25/2020		150,066
150,000		4.300%		05/20/2020		150,626
10,000		4.340%		03/04/2020		10,004
20,000		4.370%		02/10/2020		20,009
50,000		4.375%		04/16/2020		50,698
20,000		4.750%		07/08/2019		20,237
225,000		5.500%		08/20/2018		245,803
						1,986,351
Federal Home Loan Mortgage Corporation - 3.2%
348,000		4.000%		03/15/2020		347,624
300,000		4.000%		07/13/2020		299,102
150,000		4.000%	(a)	02/15/2025		150,651
150,000		4.000%	(a)	02/15/2025		20,096
500,000		4.500%		03/03/2021		501,853
25,000		4.500%	(a)	05/20/2025	(b)	24,807
10,000		5.000%		06/06/2018		10,080
94,842		5.500%		05/01/2037		101,391
500,000		6.000%		08/22/2022		510,184
675,000		6.050%		08/22/2022		688,581
						2,654,369
Federal Home Loan Mortgage Corporation Mortgage Backed Securities - 1.5%
212,899	Series 2668, Class OE	5.000%		10/15/2028		217,195
510,588	Series 3165, Class NC	5.500%		01/15/2032		519,985
38,440	Series R006, Class AK	5.750%		12/15/2018		39,788
490,687	Series 3165, Class GC	6.000%		05/15/2032		503,131
						1,280,099
Federal National Mortgage Association - 0.3%
10,000		4.000%	(a)	06/09/2025		9,942
15,000		4.200%		12/23/2019		15,126
250,000		6.000%		04/28/2021		250,999
						276,067
Federal National Mortgage Association Mortgage Backed Securities- 0.4%
300,000	Series 2006-63, Class QD	5.500%		02/25/2030		306,555

TOTAL U.S. GOVERNMENT AGENT OBLIGATIONS
	(Cost $6,469,585)					6,553,783
Shares
PREFERRED STOCKS: 2.9%
Closed-End: 1.3%
10	Advent Claymore Convertable Security			1.480	(a)	250,000
3	Eaton Vance Floating Rate Income Trust Preferred Auction Series B			1.474	(a)	75,000
9	Eaton Vance Limited Duration Income Fund Series B			0.257	(a)	225,000
7	Eaton Vance Limited Duration Income Fund Series C			0.242	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series D			0.212	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series E			0.212	(a)	175,000
						1,075,000
Financials: 1.3%
30,000	HSBC Holdings PLC (c)			8.000		818,400
10,000	JPM Chase Capital XXVIII			7.200	(a)(b)	258,000
						1,076,400
REITS: 0.3%
10,000	First Potomac Reality Trust			7.750		250,000

TOTAL PREFERRED STOCKS
	(Cost $2,325,000)					2,401,400
SHORT TERM INVESTMENT - 0.0%
MONEY MARKET INVESTMENT - 0.0%
59	Fidelity Institutional Money Market Portfolio, 0.21% (e)					59
TOTAL SHORT TERM INVESTMENT
	(Cost $59)					59

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 11.5%
MONEY MARKET INVESTMENT: 11.5%
9,533,967	Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% (e)					9,533,967

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $9,533,967)					9,533,967
TOTAL INVESTMENTS
	(Cost $88,582,782), 110.2%					91,275,474
LIABILITIES IN EXCESS OF OTHER ASSETS, (10.2)%						(8,415,548)
TOTAL NET ASSETS, 100.0%						$82,859,926

(a) Variable Rate.
(b) This security or portion of this security is out on loan at March 31, 2011.
(c) U.S. Dollar-denominated foreign security.
(d) Defaulted Security.
(e) 7-Day Yield.
(f) 144A Security.
(g) Private Placement.

Rochdale Intermediate Fixed Income Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2011, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Preferred Stocks
Closed End Funds	$-	$-	$1,075,000	$1,075,000
Financials	1,076,400	-	-	1,076,400
REITS	250,000	-	-	250,000
Total Preferred Stocks	1,326,400	-	1,075,000	2,401,400

Fixed Income
Corporate Bonds	-	72,786,265	-	72,786,265
U.S. Government Agency Obligations	-	6,553,783	-	6,553,783
Total Fixed Income	-	79,340,048	-	79,340,048

Short Term Investment	59	-	-	59

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	9,533,967	-	-	9,533,967
Total Investments Purchased With Cash Proceeds From Securities Lending	9,533,967	-	-	9,533,967

Total Investments in Securities	$10,860,426	$79,340,048	$1,075,000	$91,275,474

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$1,150,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	(75,000)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2011	$1,075,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Fixed Income Opportunities Portfolio
Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date	Value

CORPORATE BONDS: 51.3%
AEROSPACE / DEFENSE: 0.6%
$250,000	Alliant Techsystems Inc.	6.750%		04/01/2016	$256,563
375,000	Altegrity Inc.(Acquired 07/13/2009 and 07/22/2009, Cost $172,785 and $153,999, respectively) (c)(e)(g)	10.500%		11/01/2015	397,500
325,000	Altegrity Inc.(Acquired 09/29/2010 - 02/08/2011, Cost $122,703 and $216,201, respectively) (c)(e)(g)	11.750%		05/01/2016	347,750
35,000	Kratos Defense & Security Solutions	10.000%		06/01/2017	38,588
100,000	Mantech International Corp.	7.250%		04/15/2018	105,000
775,000	Transdigm Inc.(Acquired 12/01/2010, Cost $775,000), Callable 12/15/2014 (c)(e)(g)	7.750%		12/15/2018	832,156
					1,977,557
AUTOMOTIVE: 2.5%
275,000	Affinia Group Inc.(Acquired 12/06/2010 and 02/07/2011, Cost $50,000 and $233,187, respectively), Callable 06/13/2011 (c)(e)(g)	9.000%		11/30/2014	283,250
270,000	Affinia Group Inc.(Acquired 8/6/2009 - 12/7/2009, Aggregate Cost $288,439) (c)(e)(g)	10.750%		08/15/2016	306,788
250,000	American Axle & Manufacturing Holdings, Inc.(Acquired 12/10/2009 and 07/20/2010, Cost $49,358 and $211,000, respectively) (c)(e)(g)	9.250%		01/15/2017	277,500
450,000	ArvinMeritor Inc.	10.625%		03/15/2018	506,250
350,000	Cooper-Standard Automotive, Callable 05/01/2014	8.500%		05/01/2018	376,250
50,000	Dana Holding Corp., Callable 02/15/2015	6.500%		02/15/2019	49,750
50,000	Dana Holding Corp., Callable 02/15/2016	6.750%		02/15/2021	50,000
700,000	Exide Technologies (Acquired 01/13/2011 - 02/16/2011, Aggregate Cost $737,799), Callable 02/01/2015 (c)(e)(g)	8.625%		02/01/2018	747,250
175,000	Ford Motor Credit Co. LLC	6.625%		08/15/2017	186,769
450,000	Ford Motor Credit Co. LLC	7.500%		08/01/2012	479,820
800,000	Ford Motor Credit Co. LLC	8.000%		06/01/2014	889,743
475,000	Ford Motor Credit Co. LLC	8.000%		12/15/2016	539,211
75,000	Ford Motor Credit Co. LLC	8.125%		01/15/2020	85,908
350,000	Lear Corp.	7.875%		03/15/2018	380,625
50,000	Lear Corp.	8.125%		03/15/2020	55,000
325,000	Navistar International Corp.	8.250%		11/01/2021	360,344
300,000	Pinafore, LLC (Acquired 09/21/2010 - 11/02/2010, Aggregate Cost $308,736) (c)(e)(g)	9.000%		10/01/2018	325,500
300,000	Stoneridge, Inc.(Acquired 09/24/2010 and 10/01/2010, Cost $250,000 and $52,018, respectively) (c)(e)(g)	9.500%		10/15/2017	331,500
275,000	Tenneco Inc., Callable 12/15/2015	6.875%		12/15/2020	284,625
50,000	Tenneco Inc., Callable 08/15/2014	7.750%		08/15/2018	53,375
247,000	Tower Automotive, Inc.(Acquired 08/13/2010 and 10/20/2010, Cost $167,190 and $79,670, respectively) (c)(e)(g)	10.625%		09/01/2017	275,405
325,000	TRW Automotive, Inc.(Acquired 11/18/2009 - 12/02/2009, Aggregate Cost $327,413) (c)(e)(g)	8.875%		12/01/2017	364,000
550,000	UCI International, Inc. (Acquired 01/11/2011 - 02/16/2011, Aggregate Cost $574,273), Callable 02/15/2015 (c)(e)(g)	8.625%		02/15/2019	577,500
					7,786,363
BUILDING MATERIALS: 0.9%
75,000	American Standard Cos. (Acquired 01/13/2011. Cost $75,000), Callable 01/15/2013 (c)(e)(g)	10.750%		01/15/2016	80,063
375,000	Associated Materials LLC (Acquired 10/1/2010 - 03/23/2011, Aggregate Cost $397,406), Callable 11/01/2013 (c)(e)(g)	9.125%		11/01/2017	401,250
100,000	Building Materials Corp.(Acquired 03/09/2010, Cost 99,135) (c)(e)(g)	7.500%		03/15/2020	104,000
125,000	Interline Brands, Inc., Callable 11/15/2013	7.000%		11/15/2018	128,125
148,000	Norcraft Holdings	9.750%	(a)	09/01/2012	146,520
600,000	Norcraft Holdings	10.500%		12/15/2015	641,250
200,000	Nortek Inc.(Acquired 11/18/2010, Cost $200,000), Callable 12/01/2014 (c)(e)(g)	10.000%		12/01/2018	215,500
425,000	Nortek Inc.	11.000%		12/01/2013	449,438
475,000	Ply Gem Industries, Inc. (Acquired 02/09/2011 - 03/17/2011, Aggregate Cost $487,627), Callable 02/15/2014 (c)(e)(g)	8.250%		02/15/2018	488,063
					2,654,209
CABLE / WIRELESS VIDEO: 0.5%
240,000	Cequel Communications Holdings (Acquired 04/29/2010 and 01/13/2011, Cost $40,730 and $205,644, respectively), Callable 11/15/2012 (c)(e)(g)	8.625%		11/15/2017	250,200
560,000	Insight Communications I, LLC (Acquired 06/30/2010 - 02/11/2011, Aggregate Cost $589,338) (c)(e)(g)	9.375%		07/15/2018	621,600
550,000	Virgin Media Finance Plc (b)	9.500%		08/15/2016	625,625
					1,497,425
CHEMICALS: 1.8%
325,000	Ashland Inc.	9.125%		06/01/2017	372,938
75,000	Celanese Corp.(Acquired 09/15/2010, Cost $75,000) (c)(e)(g)	6.625%		10/15/2018	77,250
250,000	Compass Minerals International, Inc.	8.000%		06/01/2019	272,500
275,000	Ferro Corp.	7.875%		08/15/2018	291,500
550,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia	8.875%		02/01/2018	581,625
200,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia (Acquired 10/27/2010 and 11/01/2010, Cost $125,000, and $78,105, respectively), Callable 11/15/2015 (c)(e)(g)	9.000%		11/15/2020	207,375
475,000	Huntsman International LLC	5.500%		06/30/2016	466,687
150,000	Huntsman International LLC	8.625%		03/15/2020	163,500
250,000	Huntsman International LLC (Acquired 09/14/2010, Cost $250,000) (c)(e)(g)	8.625%		03/15/2021	272,500
200,000	Koppers Inc.	7.875%		12/01/2019	217,000
550,000	Momentive Performance Materials Inc.(Acquired 10/27/2010 - 02/10/2011, Aggregate Cost $567,199), Callable 01/15/2016 (c)(e)(g)	9.000%		01/15/2021	568,562
550,000	Nalco Co.(Acquired 12/09/2010, Cost $550,000) (c)(e)(g)	6.625%		01/15/2019	565,813
225,000	OMNOVA Solutions Inc.(Acquired 10/22/2010 - 01/10/2011, Aggregate Cost $228,376), Callable 11/01/2014 (c)(e)(g)	7.875%		11/01/2018	227,813
250,000	Oxea Finance (Acquired 7/9/2010 and 7/19/2010, Cost $125,000 and $129,052, respectively) (b)(c)(e)(g)	9.500%		07/15/2017	272,500
50,000	Polymer Group, Inc., (Acquired 01/13/2011, Cost $50,000), Callable 2/01/2015 (c)(e)(g)	7.750%		02/01/2019	51,563
100,000	Solutia, Inc.	7.875%		03/15/2020	108,500
450,000	Solutia, Inc.	8.750%		11/01/2017	495,000
175,000	Vertellus Specialties, Inc. (Acquired 09/27/2010 and 9/28/2010, Cost $100,000 and $77,238, respectively) (c)(e)(g)	9.375%		10/01/2015	187,250
					5,399,876
CONSTRUCTION MACHINERY: 0.3%
125,000	Case New Holland Inc. (Acquired 06/22/2010. Cost $124,150) (c)(e)(g)	7.875%		12/01/2017	138,906
250,000	RSC Equipment Rental Inc. (Acquired 01/13/2011, Cost $250,000, Callable 02/01/2016 (c)(e)(g)	8.250%		02/01/2021	260,000
425,000	RSC Equipment Rental Inc.(Acquired 07/13/2009 - 09/15/2009, Aggregate Cost $442,808) (c)(e)(g)	10.000%		07/15/2017	484,500
100,000	RSC Equipment Rental Inc.	10.250%		11/15/2019	114,000
					997,406
CONSUMER PRODUCTS: 2.5%
400,000	Central Garden and Pet Co.	8.250%		03/01/2018	419,000
300,000	Diversey, Inc.	8.250%		11/15/2019	321,750
550,000	Diversey Holdings, Inc.	10.500%		05/15/2020	638,686
600,000	Easton-Bell Sports Inc.	9.750%		12/01/2016	675,000
250,000	Jarden Corp.	7.500%		05/01/2017	266,875
200,000	Jarden Corp.	8.000%		05/01/2016	218,750
360,000	Libbey Glass Inc., Callable 08/15/2012	10.000%		02/15/2015	392,400
550,000	Prestige Brands, Inc. (Acquired 10/22/2010 - 02/10/2011, Aggregate Cost $576,025) (c)(e)(g)	8.250%		04/01/2018	580,249
400,000	School Specialty	3.750%		11/30/2026	403,000
250,000	Scotts Miracle-Gro Co./The (Acquired 12/13/2010, Cost $250,000) (c)(e)(g)	6.625%		12/15/2020	256,562
625,000	Sealy Mattress Co.	8.250%		06/15/2014	631,250
180,000	Sealy Mattress Co.(Acquired 07/13/2009 and 09/03/2009, Cost $109,852 and $79,738, respectively) (c)(e)(g)	10.875%		04/15/2016	203,850
575,000	Simmons Bedding Co. (Acquired 02/02/2010 - 06/03/2010, Aggregate Cost $614,725) (c)(e)(g)	11.250%		07/15/2015	620,281
175,000	Spectrum Brands Inc. (Acquired 06/04/2010 and 01/12/2011, Cost $147,951 and $27,450 respectively) (c)(e)(g)	9.500%		06/15/2018	192,938
557,030	Spectrum Brands Inc.	12.000%		08/28/2019	621,088
1,000,000	Visant Corp., Callable 10/01/2013	10.000%		10/01/2017	1,080,000
					7,521,679
DIVERSIFIED MANUFACTURING: 0.1%
10,000	Dresser-Rand Group Inc. (Acquired 03/10/2011, Cost $225,000), Callable 05/01/2016 (c)(e)(g)	6.500%		05/01/2021	232,031
ENERGY: 3.2%
280,000	Atlas Pipeline Partners LP	8.750%		06/15/2018	301,000
625,000	ATP Oil & Gas Corp., Callable 05/01/2013	11.875%		05/01/2015	656,250
400,000	Basic Energy Services	7.125%		04/15/2016	406,000
125,000	Basic Energy Services (Acquired 02/03/2011, Cost $125,000), Callable 02/15/2015 (c)(e)(g)	7.750%		02/15/2019	128,750
75,000	Berry Petroleum Co., Callable 11/01/2015	6.750%		11/01/2020	77,344
575,000	Chaparral Energy, Inc. (Acquired 02/16/2011 - 03/08/2011, Aggregate Cost $642,555), Callable 10/01/2015 (c)(e)(g)	9.875%		10/01/2020	638,250
725,000	CHC Helicopter SA (Acquired 9/22/2010 - 03/08/2011, Aggregate Cost $724,579) (b)(c)(e)(g)	9.250%		10/15/2020	746,750
100,000	Chesapeake Energy Corp.	6.875%		08/15/2018	108,750
375,000	Chesapeake Energy Corp.	9.500%		02/15/2015	464,999
38,000	Cie Generale de Geophysique (b)	7.500%		05/15/2015	39,045
200,000	Cie Generale de Geophysique (b)	7.750%		05/15/2017	210,250
75,000	Cie Generale de Geophysique (b)	9.500%		05/15/2016	83,625
500,000	Coffeyville Resources (Acquired 03/25/2010 - 01/28/2011, Aggregate Cost $513,664), Callable 04/01/2013 (c)(e)(g)	10.875%		04/01/2017	568,750
275,000	Complete Production Services	8.000%		12/15/2016	290,125
400,000	Comstock Resources, Inc., Callable 04/01/2015	7.750%		04/01/2019	407,000
250,000	Concho Resources Inc., Callable 01/15/2016	7.000%		01/15/2021	263,125
175,000	Copano Energy LLC / Finance Co., Callable 04/01/2016	7.125%		04/01/2021	177,188
75,000	Denbury Resources Inc., Callable 08/15/2016	6.375%		08/15/2021	76,875
375,000	Denbury Resources Inc.	8.250%		02/15/2020	419,063
75,000	Denbury Resources Inc.	9.750%		03/01/2016	84,563
15,000	Energy Partners, Ltd. (Acquired 2/4/2011, Cost $15,000), Callable 2/15/2015 (c)(e)(g)	8.250%		02/15/2018	14,925
250,000	EXCO Resources, Inc.	7.500%		09/15/2018	253,750
75,000	Frac Tech Services LLC (Acquired 11/4/2010, Cost $75,000), Callable 11/15/2014 (c)(e)(g)	7.125%		11/15/2018	76,875
295,000	Linn Energy LLC/ Finance Corp.(Acquired 09/08/2010 and 01/10/2011, Cost $216,181 and $77,782, respectively) (c)(e)(g)	7.750%		02/01/2021	314,913
400,000	Linn Energy LLC/ Finance Corp. (Acquired 03/30/2010, Cost $390,208) (c)(e)(g)	8.625%		04/15/2020	444,000
325,000	McJunkin Red Man Corp.(Acquired 12/16/2009 - 07/09/2010, Aggregate Cost $318,333) (c)(e)(g)	9.500%		12/15/2016	329,063
200,000	Petrohawk Energy Corp. (Acquired 01/14/2011, Cost $203,695), Callable 08/15/2014 (c)(e)(g)	7.250%		08/15/2018	206,000
475,000	Petrohawk Energy Corp., Callable 08/15/2014	7.250%		08/15/2018	489,250
425,000	PHI, Inc., Callable 10/15/2014	8.625%		10/15/2018	444,656
350,000	Plains Exploration & Production Co.	7.750%		06/15/2015	365,313
785,000	Western Refining Inc.(Acquired 07/06/2009 - 02/11/2011, Aggregate Cost $746,720) (c)(e)(g)	10.750%	(a)	06/15/2014	847,800
					9,934,247
ENTERTAINMENT: 0.8%
500,000	Cedar Fair LP (Acquired 7/15/2010 - 12/8/2010, Aggregate Cost $508,384) (c)(e)(g)	9.125%		08/01/2018	542,500
500,000	Cinemark USA Inc.	8.625%		06/15/2019	546,250
75,000	Palace Entertainment Holdings LLC (Acquired 02/18/2011, Cost $75,000), Callable 4/15/2014 (c)(e)(g)	8.875%		04/15/2017	76,688
475,000	Regal Cinemas Corp.	8.625%		07/15/2019	510,031
50,000	Regal Cinemas Corp., Callable 8/15/2014	9.125%		08/15/2018	53,500
500,000	Universal City Development Partners Ltd.	8.875%		11/15/2015	544,375
250,000	Universal City Development Partners Ltd.	10.875%		11/15/2016	280,625
					2,553,969
FINANCIAL INSTITUTIONS: 3.5%
475,000	Ally Financial Inc.	4.500%		02/11/2014	475,000
100,000	Ally Financial Inc.(Acquired 11/15/2010, Cost $98,602) (c)(e)(g)	6.250%		12/01/2017	101,875
200,000	Ally Financial Inc.	6.875%		09/15/2011	203,750
550,000	Ally Financial Inc.	7.000%		02/01/2012	567,188
225,000	Ally Financial Inc.(Acquired 08/09/2010, Cost $223,011) (c)(e)(g)	7.500%		09/15/2020	239,906
450,000	Ally Financial Inc.	8.000%		03/15/2020	489,938
1,100,000	Ally Financial Inc.	8.300%		02/12/2015	1,205,874
325,000	CIT Group, Inc.(Acquired 03/23/2011, Cost $325,000) (c)(e)(g)	6.625%		04/01/2018	329,751
2,975,000	CIT Group, Inc.	7.000%		05/01/2017	2,978,718
365,000	Icahn Enterprises, Callable 01/15/2014	8.000%		01/15/2018	375,038
215,000	International Lease Finance Corp.	8.250%		12/15/2020	235,694
330,000	International Lease Finance Corp.(Acquired 03/17/2010 and 12/01/2010, Cost $207,162 and $121,023, respectively) (c)(e)(g)	8.625%		09/15/2015	362,999
1,165,000	International Lease Finance Corp.(Acquired 03/17/2010 - 12/01/2010, Aggregate Cost $1,148,933) (c)(e)(g)	8.750%		03/15/2017	1,310,624
225,000	International Lease Finance Corp.	8.875%		09/01/2017	253,688
900,000	MBIA Inc.	5.700%		12/01/2034	609,922
1,075,000	Nuveen Investments Inc.	10.500%		11/15/2015	1,104,563
					10,844,528
FOOD & BEVERAGE: 1.7%
725,000	Aramark Corp.	8.500%		02/01/2015	755,813
225,000	B & G Foods Inc.	7.625%		01/15/2018	242,438
275,000	Darling International Inc.(Acquired 12/03/2010 and 02/08/2011, Cost $75,000 and $217,033 respectively), Callable 12/15/2014 (c)(e)(g)	8.500%		12/15/2018	299,063
600,000	Dean Foods Co.	7.000%		06/01/2016	572,249
425,000	Dean Foods Co.(Acquired 12/09/2010, Cost $425,000), Callable 12/15/2014 (c)(e)(g)	9.750%		12/15/2018	436,156
400,000	Del Monte Foods Co. (Acquired 02/01/2011 and 03/08/2011, Cost $125,000 and $280,131 respectively), Callable 02/15/2014 (c)(e)(g)	7.625%		02/15/2019	405,500
775,000	Michael Foods Inc.(Acquired 06/22/2010 - 02/03/2011, Aggregate Cost $820,157) (c)(e)(g)	9.750%		07/15/2018	846,688
250,000	Pinnacle Foods Finance LLC, Callable 09/01/2013	8.250%		09/01/2017	261,250
425,000	Pinnacle Foods Finance LLC, Callable 06/13/2011	9.250%		04/01/2015	443,593
200,000	Pinnacle Foods Finance LLC	10.625%		04/01/2017	214,500
75,000	Reddy Ice Corp.	11.250%		03/15/2015	78,188
450,000	Smithfield Foods Inc.	7.750%		07/01/2017	483,750
300,000	Treehouse Foods Inc.	7.750%		03/01/2018	323,250
					5,362,438
GAMING: 2.4%
400,000	American Casino & Entertainment	11.000%		06/15/2014	425,500
350,000	Ameristar Casinos Inc., Callable 04/15/2015	7.250%		04/15/2021	353,500
475,000	Ameristar Casinos Inc. (Acquired 07/06/2009 - 06/02/2010, Aggregate Cost $485,865) (c)(e)(g)	9.250%		06/01/2014	521,906
100,000	Diamond Resorts Corp.(Acquired 08/10/2010, Cost $97,638) (c)(e)(g)	12.000%		08/15/2018	107,000
625,000	Great Canadian Gaming Corp.(Acquired 07/08/2009 - 12/14/2010, Aggregate Cost $607,494) (b)(c)(e)(g)	7.250%		02/15/2015	637,500
700,000	Harrahs Entertainment Inc.	11.250%		06/01/2017	795,375
650,000	Jacobs Entertainment, Inc.	9.750%		06/15/2014	656,500
1,000,000	MGM Mirage Inc.	7.500%		06/01/2016	945,000
250,000	MGM Mirage Inc.	11.125%		11/15/2017	286,250
200,000	MGM Mirage Inc.	11.375%		03/01/2018	222,000
100,000	Peninsula Gaming LLC (Acquired 02/02/2011, Cost $104,867), Callable 08/15/2012 (c)(e)(g)	8.375%		08/15/2015	106,750
100,000	Peninsula Gaming LLC	8.375%		08/15/2015	106,750
425,000	Peninsula Gaming LLC	10.750%		08/15/2017	521,313
275,000	Penn National Gaming Inc.	8.750%		08/15/2019	303,531
200,000	San Pasqual Casino (Acquired 09/21/2009, Cost $194,736) (c)(e)(g)	8.000%		09/15/2013	200,000
325,000	Seminole Indian Tribe of Florida (Acquired 11/03/2010 and 01/12/2011, Cost $75,000 and $264,647 respectively), Callable 10/01/2013 (c)(e)(g)	7.750%		10/01/2017	343,688
275,000	Seminole Indian Tribe of Florida (Acquired 11/19/2009, Cost $253,514) (c)(e)(g)	7.804%		10/01/2020	271,898
100,000	Wynn Las Vegas LLC, Callable 08/15/2015	7.750%		08/15/2020	106,000
300,000	Wynn Las Vegas LLC	7.875%		11/01/2017	321,750
200,000	Yonkers Racing Corp.(Acquired 12/02/2009 - 01/04/2011, Aggregate Cost $213,252) (c)(e)(g)	11.375%		07/15/2016	222,500
					7,454,711
HEALTH CARE: 4.1%
375,000	Alere Inc., Callable 02/1/2013	7.875%		02/01/2016	391,406
425,000	Alere Inc., Callable 05/15/2013	9.000%		05/15/2016	452,625
425,000	Bausch & Lomb Inc.	9.875%		11/01/2015	455,813
1,275,000	Biomet Inc.	11.625%		10/15/2017	1,421,625
350,000	Bio-Rad Laboratories, Inc.	8.000%		09/15/2016	387,625
375,000	CRC Health Corp.	10.750%		02/01/2016	379,688
80,000	Endo Pharmaceuticals Holdings Inc.(Acquired 11/18/2010, Cost $79,284), Callable 12/15/2015 (c)(e)(g)	7.000%		12/15/2020	82,700
305,000	HCA Holdings Inc.(Acquired 11/10/2010, Cost $305,000), Callable 11/15/2015 (c)(e)(g)	7.750%		05/15/2021	317,963
350,000	HCA Inc.	7.875%		02/15/2020	380,625
2,075,000	HCA Inc.	9.625%		11/15/2016	2,235,812
145,000	Medimpact Holdings Inc. (Acquired 02/01/2011, Cost $143,259), Callable 02/01/2015 (c)(e)(g)	10.500%		02/01/2018	153,338
850,000	Multiplan, Inc.(Acquired 08/12/2010 - 3/04/2011, Aggregate Cost $879,055) (c)(e)(g)	9.875%		09/01/2018	909,500
525,000	Omnicare Inc.	6.875%		12/15/2015	538,125
200,000	Omnicare Inc.	7.750%		06/01/2020	212,000
100,000	Rotech Healthcare Inc. (Acquired 03/10/2011, Cost $98,204), Callable 03/15/2015 (c)(e)(g)	10.500%		03/15/2018	99,000
160,000	Rotech Healthcare Inc., Callable 04/15/2013	10.750%		10/15/2015	174,800
145,000	STHI Holding Corp. (Acquired 03/11/2011, Cost $145,000), Callable 03/15/2014 (c)(e)(g)	8.000%		03/15/2018	150,075
625,000	United Surgical Partners	9.250%		05/01/2017	660,938
550,000	Universal Hospital Services, Inc.	8.500%		06/01/2015	574,063
900,000	Vanguard Health Holdings LLC/ Inc.	8.000%		02/01/2018	921,375
450,000	Ventas Realty LP	6.500%		06/01/2016	465,215
1,079,531	VWR Funding Inc.	10.250%		07/15/2015	1,141,604
					12,505,915
INDUSTRIALS: 2.4%
275,000	American Tire Distributors Inc., Callable 06/01/2013	9.750%		06/01/2017	302,500
100,000	Amsted Industries (Acquired 03/12/2010, Cost $99,280) (c)(e)(g)	8.125%		03/15/2018	106,625
125,000	Atkore International Inc.(Acquired 12/15/2010, Cost $125,000), Callable 01/01/2014 (c)(e)(g)	9.875%		01/01/2018	133,438
250,000	Belden Inc., Callable 06/15/2014	9.250%		06/15/2019	277,188
425,000	Cleaver-Brooks Inc.(Acquired 04/21/2010 - 03/04/2011, Aggregate Cost $434,728) (c)(e)(g)	12.250%		05/01/2016	446,250
375,000	General Cable Corp.	2.678%	(a)	04/01/2015	368,438
500,000	General Cable Corp.	7.125%		04/01/2018	515,625
425,000	Giant Funding Corp. (Acquired 01/12/2011 - 02/11/2011, Aggregate Cost $437,402), Callable 02/01/2014 (c)(e)(g)	8.250%		02/01/2018	436,156
375,000	Griffon Corp. (Acquired 03/14/2011 - 03/18/2011, Aggregate Cost $377,244), Callable 4/1/2014 (c)(e)(g)	7.125%		04/01/2017	381,563
300,000	Hillman Group Inc., Callable 06/01/2014	10.875%		06/01/2018	333,000
175,000	Hillman Group Inc. (Acquired 03/11/2011, Cost $191,128), Callable 06/01/2014 (c)(e)(g)	10.875%		06/01/2018	194,250
275,000	International Wire Group (Acquired 04/20/2010 and 07/21/2010, Cost $247,595 and $25,114, respectively) (c)(e)(g)	9.750%		04/15/2015	291,844
575,000	Knowledge Learning Center (Acquired 07/21/2009 - 02/04/2011, Aggregate Cost $566,058) (c)(e)(g)	7.750%		02/01/2015	569,250
15,000	Manitowoc Co. Inc./ The, Callable 11/01/2015	8.500%		11/01/2020	16,088
450,000	Maxim Crane Works LP (Acquired 03/31/2010 - 03/03/2011, Aggregate Cost $451,387) (c)(e)(g)	12.250%		04/15/2015	464,625
400,000	Mueller Water Products Inc.	7.375%		06/01/2017	391,000
275,000	Mueller Water Products Inc., Callable 09/01/2015	8.750%		09/01/2020	305,938
625,000	RBS Global & Rexnord Corp.	8.500%		05/01/2018	675,000
425,000	Sensus Metering Systems, Inc.	8.625%		12/15/2013	431,375
325,000	SPX Corp.	7.625%		12/15/2014	357,906
200,000	Thermon Industries, Inc., Callable 05/01/2014	9.500%		05/01/2017	216,000
					7,214,059
LODGING: 0.0%
129,000	Host Hotels & Resorts LP	7.125%		11/01/2013	130,935

MEDIA - CABLE: 0.6%
150,000	Charter Communications Holdings II (Acquired 01/19/2011, Cost $149,250), Callable 01/15/2014 (c)(e)(g)	7.000%		01/15/2019	153,375
350,000	Charter Communications Holdings II, Callable 01/15/2014	7.000%		01/15/2019	358,750
400,000	Charter Communications Holdings II, Callable 04/30/2013	7.875%		04/30/2018	425,000
50,000	Charter Communications Holdings II, Callable 04/30/2015	8.125%		04/30/2020	54,375
225,000	Charter Communications Holdings II	13.500%		11/30/2016	269,438
475,000	Dish DBS Corp.	6.625%		10/01/2014	502,906
					1,763,844
MEDIA - NON-CABLE: 3.7%
45,000	Affinion Group, Inc.(Acquired 11/08/2010, Cost $44,665), Callable 12/15/2014 (c)(e)(g)	7.875%		12/15/2018	42,300
95,000	Citadel Broadcasting Corp.(Acquired 12/06/2010, Cost $95,000), Callable 12/15/2014 (c)(e)(g)	7.750%		12/15/2018	102,956
325,000	Clear Channel Communications, Inc. (Acquired 02/15/2011 and 03/18/2011, Cost $150,000 and $171,500, respectively), Callable 03/01/2016 (c)(e)(g)	9.000%		03/01/2021	324,188
625,000	Clear Channel Worldwide	9.250%		12/15/2017	684,968
375,000	Entravision Communications Corp., Callable 08/01/2013	8.750%		08/01/2017	399,375
400,000	Fox Acquisition Sub LLC (Acquired 7/29/2009 and 11/01/2010, Cost $161,449 and $164,965, respectively) (c)(e)(g)	13.375%		07/15/2016	446,000
775,000	Intelsat Intermediate Holdings (b)	9.500%	(a)	02/01/2015	802,125
350,000	Intelsat Jackson Holdings (Acquired 03/22/2011, Cost $350,000), Callable 04/01/2015 (b)(c)(e)(g)	7.250%		04/01/2019	350,437
225,000	Intelsat Jackson Holdings (Acquired 03/22/2011, Cost $225,000), Callable 04/01/2016 (b)(c)(e)(g)	7.500%		04/01/2021	225,563
375,000	Intelsat Jackson Holdings (Acquired 10/14/2009 - 03/21/2011, Aggregate Cost $398,262) (b)(c)(e)(g)	8.500%		11/01/2019	403,125
1,075,000	Intelsat Jackson Holdings (b)	11.250%		06/15/2016	1,146,218
300,000	Interpublic Group Cos., Inc.	10.000%		07/15/2017	357,000
450,000	Lamar Media Corp.	6.625%		08/15/2015	459,000
550,000	MDC Partners Inc., Callable 11/01/2013 (b)	11.000%		11/01/2016	616,000
575,000	Medimedia USA Inc.(Acquired 08/25/2009 - 07/28/2010, Aggregate Cost $416,530) (c)(e)(g)	11.375%		11/15/2014	511,750
275,000	Nexstar Broadcasting Group, Inc., Callable 04/15/2014	8.875%		04/15/2017	297,688
375,000	Nexstar Broadcasting Inc.	7.000%		01/15/2014	366,094
300,000	Nielsen Finance LLC (Acquired 09/30/2010 and 10/29/2010, Cost $148,900 and $154,344, respectively), Callable 10/15/2014 (c)(e)(g)	7.750%		10/15/2018	321,750
340,000	Nielsen Finance LLC	11.500%		05/01/2016	400,350
325,000	Proquest LLC (Acquired 09/16/2010 - 10/04/2010, Aggregate Cost $327,221) (c)(e)(g)	9.000%		10/15/2018	334,750
175,000	Quebecor Media, Inc.(b)	7.750%		03/15/2016	181,563
275,000	Rainbow National Services LLC (Acquired 07/13/2009, Cost $284,882) (c)(e)(g)	10.375%		09/01/2014	285,313
475,000	SGS International Inc.	12.000%		12/15/2013	488,656
375,000	Sirius XM Radio Inc.(Acquired 03/12/2010 - 06/18/2010, Aggregate Cost $373,312) (c)(e)(g)	8.750%		04/01/2015	421,875
625,000	SSI Investments II/ Co. LLC, Callable 06/01/2014	11.125%		06/01/2018	700,000
350,000	XM Satellite Radio Inc.(Acquired 10/13/2010, Cost $350,000), Callable 11/01/2014 (c)(e)(g)	7.625%		11/01/2018	369,250
225,000	XM Satellite Radio Inc.(Acquired 09/14/2009 - 01/25/2010, Aggregate Cost $227,552) (c)(e)(g)	13.000%		08/01/2014	267,188
					11,305,482
METALS & MINING: 0.1%
300,000	Aquilex Holdings/ Aquilex Finance, Callable 12/15/2013	11.125%		12/15/2016	316,875
20,000	Novelis Inc.(Acquired 12/10/2010, Cost $20,000), Callable 12/15/2013 (b)(c)(e)(g)	8.375%		12/15/2017	21,650
60,000	Novelis Inc.(Acquired 12/10/2010, Cost $60,000), Callable 12/15/2015 (b)(c)(e)(g)	8.750%		12/15/2020	66,000
					404,525
PACKAGING: 2.1%
400,000	Ardagh Packaging Finance Plc (Acquired 09/30/2010, Cost $406,788) (b)(c)(e)(g)	9.125%		10/15/2020	433,000
400,000	Ball Corp.	7.125%		09/01/2016	437,500
225,000	Berry Plastics Corp.	9.500%		05/15/2018	223,875
350,000	Bway Holding Co.(Acquired 06/08/2010 and 08/07/2010, Cost $273,994 and $78,866, respectively) (c)(e)(g)	10.000%		06/15/2018	385,000
500,000	Bway Parent Co. Inc.(Acquired 10/21/2010 and 02/17/2011, Cost $243,016 and $259,145, respectively), Callable 11/01/2012 (c)(e)(g)	10.125%		11/01/2015	514,999
400,000	Crown Americas LLC (Acquired 01/18/2011, Cost $400,000), Callable 02/01/2016 (c)(e)(g)	6.250%		02/01/2021	407,000
575,000	Graham Packaging Co. LP, Callable 01/01/2014	8.250%		01/01/2017	616,688
200,000	Graham Packaging Co. LP, Callable 10/01/2014	8.250%		10/01/2018	214,500
400,000	Greif Inc.	7.750%		08/01/2019	437,000
425,000	Owens-Brockway Glass Container, Inc.	7.375%		05/15/2016	465,906
500,000	Packaging Dynamics Corp. (Acquired 01/25/2011 - 02/18/2011, Aggregate Cost $509,414), Callable 02/01/2013 (c)(e)(g)	8.750%		02/01/2016	511,250
100,000	Reynolds Group (Acquired 10/06/2010, Cost $100,000), Callable 10/15/2014 (c)(e)(g)	7.125%		04/15/2019	102,500
575,000	Reynolds Group (Acquired 10/29/2009 - 11/18/2009, Aggregate Cost $572,786) (c)(e)(g)	7.750%		10/15/2016	608,063
350,000	Reynolds Group (Acquired 01/27/2011, Cost $350,000), Callable 2/15/2016 (c)(e)(g)	8.250%		02/15/2021	346,500
275,000	Reynolds Group (Acquired 4/28/2010 and 9/20/2010, Cost $150,000 and $122,056, respectively) (c)(e)(g)	8.500%		05/15/2018	278,438
425,000	Reynolds Group (Acquired 10/06/2010 - 01/13/2011, Aggregate Cost $439,152), Callable 10/15/2014 (c)(e)(g)	9.000%		04/15/2019	439,875
					6,422,094
PAPER: 0.9%
400,000	Boise Paper Holdings/ Finance	9.000%		11/01/2017	444,000
75,000	Cascades, Inc.(b)	7.875%		01/15/2020	79,125
150,000	Clearwater Paper Corp.(Acquired 10/13/2010, Cost $150,000), Callable 11/01/2014 (c)(e)(g)	7.125%		11/01/2018	157,125
700,000	Georgia-Pacific LLC (Acquired 07/08/2009 - 10/13/2009, Aggregate Cost $707,203) (c)(e)(g)	8.250%		05/01/2016	789,250
237,000	Graphic Packaging International Corp.	9.500%		08/15/2013	242,333
450,000	Graphic Packaging International Corp.	9.500%		06/15/2017	499,500
250,000	PE Paper Escrow GMBH (Acquired 07/24/2009 - 12/16/2009, Aggregate Cost $252,658) (b)(c)(e)(g)	12.000%		08/01/2014	287,500
350,000	Rock-Tenn Co.	9.250%		03/15/2016	385,000
					2,883,833
RESTAURANTS: 1.0%
150,000	Burger King Corp., Callable 10/15/2014	9.875%		10/15/2018	158,813
850,000	DineEquity, Inc.(Acquired 10/06/2010 - 03/09/2011, Aggregate Cost $884,051), Callable 10/30/2014 (c)(e)(g)	9.500%		10/30/2018	922,250
776,000	Dunkin Finance Corp. (Acquired 11/17/2010 - 03/24/2011, Aggregate Cost $787,001), Callable 06/13/2011 (c)(e)(g)	9.625%		12/01/2018	790,550
575,000	NPC International Inc.	9.500%		05/01/2014	587,938
500,000	Seminole Hard Rock Entertainment, Inc.(Acquired 10/21/2009 - 10/19/2010, Aggregate Cost $446,317) (c)(e)(g)	2.810%	(a)	03/15/2014	487,500
					2,947,051
RETAILERS: 2.6%
425,000	Dollar General Corp.	11.875%		07/15/2017	489,813
275,000	Express LLC/ Express Finance	8.750%		03/01/2018	298,375
575,000	General Nutrition Center	5.750%	(a)	03/15/2014	575,000
550,000	Giraffe Acquisition Corp.(Acquired 11/18/2010 - 01/10/2011, Aggregate Cost $560,546), Callable 12/01/2014 (c)(e)(g)	9.125%		12/01/2018	533,500
350,000	Limited Brands Inc.	8.500%		06/15/2019	401,625
450,000	Macys Retail Holdings, Inc.	6.650%		07/15/2024	459,000
550,000	Needle Merger Corp. (Acquired 03/03/2011 - 03/24/2011, Aggregate Cost $553,582), Callable 03/15/2014 (c)(e)(g)	8.125%		03/15/2019	555,500
600,000	Penske Auto Group Inc., Callable 12/15/11	7.750%		12/15/2016	620,250
825,000	PETCO Animal Supplies Stores, Inc. (Acquired 11/19/2010 - 02/14/2011, Aggregate Cost $856,854), Callable 12/01/2013 (c)(e)(g)	9.250%		12/01/2018	882,750
150,000	QVC Inc.(Acquired 03/17/2010, Cost $150,000) (c)(e)(g)	7.125%		04/15/2017	157,500
425,000	QVC Inc.(Acquired 09/22/2009 and 09/24/2009, Cost $122,848 and $300,679, respectively), Callable 12/01/2013 (c)(e)(g)	7.500%		10/01/2019	446,250
625,000	Sally Holdings LLC	10.500%		11/15/2016	679,687
550,000	Toys 'R' Us	10.750%		07/15/2017	624,250
275,000	Yankee Candle Co., Inc./The	8.500%		02/15/2015	285,313
625,000	Yankee Candle Co., Inc./The	9.750%		02/15/2017	664,844
350,000	Yankee Candle Co., Inc./The (Acquired 02/04/11 and 02/08/11, Cost $171,581 and $179,068, respectively), Callable 02/15/2012 (c)(e)(g)	10.250%		02/15/2016	352,625
					8,026,282
SERVICES: 1.2%
250,000	Bankrate Inc.(Acquired 6/29/2010 and 07/07/2010, Cost $148,616 and $99,750, respectively) (c)(e)(g)	11.750%	07/15/2015	284,375
700,000	Garda World Security Corp.(Acquired 03/08/2010 - 02/11/2011, Aggregate Cost $726,652) (b)(c)(e)(g)	9.750%	03/15/2017	754,250
475,000	KAR Auction Services	8.750%	05/01/2014	490,437
300,000	Reliance Intermediate Holdings (Acquired 07/23/2009 and 08/06/2009, Cost $143,622 and $147,750, respectively), Callable 12/15/2014 (b)(c)(e)(g)	9.500%	12/15/2019	329,250
625,000	United Rentals North America Inc., Callable 09/15/2015	8.375%	09/15/2020	653,125
75,000	United Rentals North America Inc., Callable 12/15/2014	9.250%	12/15/2019	83,438
375,000	West Corp.(Acquired 11/9/2010, Cost $375,000), Callable 11/15/2014 (c)(e)(g)	7.875%	01/15/2019	382,031
75,000	West Corp.(Acquired 9/30/2010, Cost $75,000), Callable 10/1/2014 (c)(e)(g)	8.625%	10/01/2018	78,938
725,000	West Corp.	11.000%	10/15/2016	779,375
				3,835,219
TECHNOLOGY: 4.9%
475,000	Activant Solutions Inc.	9.500%	05/01/2016	489,250
400,000	Advanced Micro Devices, Inc., Callable 12/15/2013	7.750%	08/01/2020	411,000
350,000	Advanced Micro Devices, Inc.	8.125%	12/15/2017	364,000
625,000	Allen Systems Group, Inc.(Acquired 11/12/2010 - 02/07/2011, Aggregate Cost $635,646) (c)(e)(g)	10.500%	11/15/2016	634,375
475,000	Aspect Software Inc.(Acquired 04/30/2010 - 12/06/2010, Aggregate Cost $480,487) (c)(e)(g)	10.625%	05/15/2017	508,250
100,000	Avaya Inc. (Acquired 02/08/2011, Cost $100,000), Callable 04/01/2015 (c)(e)(g)	7.000%	04/01/2019	97,500
1,050,000	CDW LLC / CDW Finance (Acquired 03/29/2011. Cost $1,050,000), Callable 04/01/2015 (c)(e)(g)	8.500%	04/01/2019	1,051,313
250,000	Ceridian Corp., Callable 11/15/2011	11.250%	11/15/2015	260,000
550,000	CommScope, Inc. (Acquired 01/11/2011 - 02/08/2011, Aggregate Cost $561,835), Callable 01/15/2015 (c)(e)(g)	8.250%	01/15/2019	574,750
500,000	Compucom Systems Inc.(Acquired 07/20/2009 - 10/04/2010, Aggregate Cost $470,843) (c)(e)(g)	12.500%	10/01/2015	540,625
50,000	Fidelity National Information Services, Inc., Callable 07/15/2013	7.625%	07/15/2017	54,188
400,000	Fidelity National Information Services, Inc., Callable 07/15/2014	7.875%	07/15/2020	437,000
500,000	Freescale Semiconductor, Inc.(Acquired 04/07/2010 - 09/09/2010, Aggregate Cost $498,768) (c)(e)(g)	9.250%	04/15/2018	547,500
375,000	Freescale Semiconductor, Inc.(Acquired 09/22/2010 - 10/05/2010, Aggregate Cost $375,529) (c)(e)(g)	10.750%	08/01/2020	420,938
675,000	GXS Worldwide Inc.	9.750%	06/15/2015	686,812
350,000	Interactive Data Corp. (Acquired 07/20/2010 - 09/09/2010, Aggregate Cost $357,829) (c)(e)(g)	10.250%	08/01/2018	392,875
350,000	Kemet Corp., Callbale 05/01/2014	10.500%	05/01/2018	394,625
550,000	Lender Processing Services, Callable 07/01/2011	8.125%	07/01/2016	572,688
450,000	Magnachip Semiconductor S.A., Callable 04/15/2014 (b)	10.500%	04/15/2018	502,875
250,000	Seagate HDD Cayman (Acquired 12/08/2010, Cost $250,000), Callable 12/15/2014 (b)(c)(e)(g)	7.750%	12/15/2018	258,750
375,000	Seagate Technology HDD Holdings (b)	6.800%	10/01/2016	393,281
375,000	Seagate Technology HDD Holdings (Acquired 04/29/2010 and 03/08/2011, Cost $50,000 and $99,500, respectively) (b)(c)(e)(g)	6.875%	05/01/2020	149,625
425,000	Serena Software, Inc.	10.375%	03/15/2016	447,313
475,000	Sitel LLC/ Sitel Finance Corp. (Acquired 03/15/2010 and 08/03/2010, Cost $390,715 and $58,627, respectively), Callable 04/01/2014 (c)(e)(g)	11.500%	04/01/2018	442,343
550,000	Spansion LLC (Acquired 11/04/2010 - 01/28/2011, Aggregate Cost $550,429), Callable 11/15/2013 (c)(e)(g)	7.875%	11/15/2017	559,625
64,000	SS&C Technologies Inc.	11.750%	12/01/2013	66,160
475,000	Stream Global Services Inc.	11.250%	10/01/2014	508,250
135,000	Sungard Data Systems Inc.(Acquired 11/01/2010, Cost $135,000), Callable 11/15/2013 (c)(e)(g)	7.375%	11/15/2018	138,038
165,000	Sungard Data Systems Inc.(Acquired 11/01/2010, Cost $165,000), Callable 11/15/2015 (c)(e)(g)	7.625%	11/15/2020	169,538
600,000	Sungard Data Systems Inc.	10.250%	08/15/2015	630,000
500,000	Sungard Data Systems Inc.	10.625%	05/15/2015	548,125
730,000	Syniverse Holdings, Inc.(Acquired 12/16/2010 - 03/17/2011, Aggregate Cost $761,694), Callable 01/15/2015 (c)(e)(g)	9.125%	01/15/2019	773,799
400,000	Terremark Worldwide Inc.	12.000%	06/15/2017	495,000
150,000	Trans Union LLC (Acquired 06/10/2010 and 07/07/2010, Cost $75,000 and $78,532, respectively), Callable 06/15/2014 (c)(e)(g)	11.375%	06/15/2018	171,375
225,000	Viasystems, Inc.(Acquired 11/10/2009 and 07/14/2010, Cost $169,960 and $53,915, respectively) (c)(e)(g)	12.000%	01/15/2015	254,250
				14,946,036
TELECOMMUNICATIONS: 0.4%
50,000	Global Crossing Ltd.(Acquired 11/10/2010, Cost $50,000), Callable 11/15/2014 (b)(c)(e)(g)	9.000%	11/15/2019	50,000
30,000	Integra Telecom (Acquired 04/09/2010, Cost $30,000), Callable 04/15/2013 (c)(e)(g)	10.750%	04/15/2016	32,213
200,000	Intelsat Bermuda Ltd., Callable 02/15/2013 (b)	11.250%	02/04/2017	218,500
174,629	Intelsat Bermuda Ltd., Callable 02/15/2013 (b)	11.500%	02/04/2017	191,654
500,000	Level 3 Financing Inc.	9.250%	11/01/2014	511,249
160,000	Level 3 Financing Inc.	10.000%	02/01/2018	160,200
60,000	Level 3 Financing (Acquired 01/11/2011, Cost $58,904), Callable 02/01/2015 (c)(e)(g)	11.875%	02/01/2019	56,550
120,000	Paetec Holding Corp.(Acquired 11/19/2010, Cost $116,117), Callable 12/01/2014 (c)(e)(g)	9.875%	12/01/2018	126,600
				1,346,966
TRANSPORTATION: 0.8%
350,000	Avis Budget Car Rental LLC, Callable 10/15/2014	8.250%	01/15/2019	366,625
525,000	Avis Budget Car Rental LLC	9.625%	03/15/2018	580,125
425,000	CEVA Group Plc (Acquired 09/30/2009 and 10/30/2009, Cost $268,267 and $154,488, respectively) (b)(c)(e)(g)	11.625%	10/01/2016	467,500
600,000	Hertz Corp. (Acquired 03/07/2011 and 03/15/2011, Cost $401,491 and $197,250, respectively), Callable 04/15/2015 (c)(e)(g)	6.750%	04/15/2019	594,750
175,000	Hertz Corp.(Acquired 09/16/2010, Cost $175,000) (c)(e)(g)	7.500%	10/15/2018	181,125
122,000	Hertz Corp.	8.875%	01/01/2014	125,050
				2,315,175
UTILITY - ELECTRIC: 1.5%
1,110,000	Calpine Corp.(Acquired 10/18/2010 - 01/11/2011, Aggregate Cost $1,114,068), Callable 11/01/2015 (c)(e)(g)	7.500%	02/15/2021	1,148,850
45,000	Calpine Corp. (Acquired 01/10/2011, Cost $45,000), Callable 01/15/2017 (c)(e)(g)	7.875%	01/15/2023	46,688
250,000	Dynegy Holdings, Inc.	7.750%	06/01/2019	194,063
475,000	Edison Mission Energy	7.000%	05/15/2017	381,188
40,000	Edison Mission Energy	7.750%	06/15/2016	34,000
225,000	Energy Future Intermediate Holding Co. LLC	10.000%	12/01/2020	238,427
650,000	NRG Energy Inc.	7.375%	02/01/2016	672,749
1,060,000	NRG Energy Inc. (Acquired 01/11/2011, Cost $1,060,454) (c)(e)(g)	7.625%	01/15/2018	1,099,749
370,000	NRG Energy Inc.(Acquired 08/17/2010, Cost $370,000) (c)(e)(g)	8.250%	09/01/2020	384,800
525,000	Texas Competitive Electric Holdings Co. LLC	10.250%	11/01/2015	307,125
				4,507,639
UTILITY - NATURAL GAS: 1.2%
550,000	Crosstex Energy/ Crosstex Energy Finance	8.875%	02/15/2018	599,500
650,000	Energy Transfer Equity LP	7.500%	10/15/2020	706,875
125,000	Ferrellgas LP (Acquired 11/09/2010, Cost $125,000), Callable 05/01/2016 (c)(e)(g)	6.500%	05/01/2021	121,250
350,000	Holly Energy Partners LP	6.250%	03/01/2015	348,250
150,000	Holly Energy Partners LP (Acquired 03/17/2011, Cost $160,094), Callable 03/15/2014 (c)(e)(g)	8.250%	03/15/2018	159,750
150,000	Inergy LP (Acquired 01/19/2011, Cost $150,000), Callable 08/01/2016 (c)(e)(g)	6.875%	08/01/2021	156,375
100,000	Inergy LP (Acquired 9/13/2010, Cost $100,000) (c)(e)(g)	7.000%	10/01/2018	104,000
550,000	Inergy LP	8.750%	03/01/2015	385,560
45,000	MarkWest Energy Partners LP, Callable 11/01/2015	6.750%	11/01/2020	46,125
550,000	Niska Gas Storage, Callable 03/15/2014	8.875%	03/15/2018	598,124
125,000	Regency Energy Partners LP, Callable 12/01/2014	6.875%	12/01/2018	133,125
350,000	Regency Energy Partners LP, Callable 06/01/2013	9.375%	06/01/2016	398,125
				3,757,059
WIRELESS COMMUNICATIONS: 2.9%
75,000	Clearwire Communications/ Finance (Acquired 12/02/2010, Cost $78,700), Callable 12/01/2012 (b)(c)(e)(g)	12.000%	12/01/2015	81,000
150,000	Clearwire Communications/ Finance (Acquired 12/02/2010, Cost $150,000), Callable 12/01/2014 (b)(c)(e)(g)	12.000%	12/01/2017	160,313
125,000	Digicel Group Ltd.(Acquired 11/23/2009 and 04/14/2010, Cost $49,312 and $75,518, respectively) (b)(c)(e)(f)(g)	8.250%	09/01/2017	132,500
475,000	Digicel Group Ltd.(Acquired 07/09/2009 -07/24/2009, Aggregate Cost $422,419) (b)(c)(e)(f)(g)	8.875%	01/15/2015	494,713
450,000	Digicel Group Ltd.(Acquired 07/09/2009 - 01/05/2010, Aggregate Cost $474,159) (b)(c)(e)(f)(g)	12.000%	04/01/2014	527,625
200,000	MetroPCS Wireless, Inc., Callable 11/01/2015	6.625%	11/15/2020	199,750
550,000	MetroPCS Wireless, Inc.	7.875%	09/01/2018	588,500
725,000	Nextel Communications, Inc.	7.375%	08/01/2015	727,719
100,000	NII Capital Corp.	8.875%	12/15/2019	110,000
325,000	SBA Telecommunications Corp.	8.000%	08/15/2016	353,844
1,400,000	Sprint Capital Corp.	6.900%	05/01/2019	1,445,499
450,000	Sprint Nextel Corp.	8.375%	08/15/2017	501,188
400,000	Trilogy International LLC (Acquired 08/03/2010 - 11/18/2010, Aggregate Cost $386,575), Callable 08/15/2013 (c)(e)(g)	10.250%	08/15/2016	414,000
225,000	TW Telecom Holdings Inc.	8.000%	03/01/2018	242,719
300,000	Wind Acquisition Finance SA (Acquired 11/18/2010, Cost $297,969), Callable 11/15/2013 (b)(c)(e)(g)	7.250%	02/15/2018	313,500
1,000,000	Wind Acquisition Finance SA (Acquired 07/06/2009 and 07/28/2009, Cost $404,701 and $632,036, respectively), Callable 07/15/2013 (b)(c)(e)(g)	11.750%	07/15/2017	1,150,000
838,209	Wind Acquisition Finance SA (Acquired 12/10/2009 - 02/16/2011, Aggregate Cost $931,548), Callable 07/15/2013 (b)(c)(e)(g)	12.250%	07/15/2017	1,014,232
375,000	Windstream Corp., Callable 09/01/2014	8.125%	09/01/2018	400,313
				8,857,415
Total Corporate Bonds
	(Cost $147,438,967)			157,385,968

LOANS(a): 43.9%
AEROSPACE: 1.1%
20,775	AM General Corporation	0.250%	09/30/2012	19,459
377,643	AM General Corporation	3.260%	09/30/2013	353,727
149,625	CPI International Acquisition, Inc.	5.000%	02/09/2017	105,261
473,026	Dae Aviation Holdings, Inc.	5.310%	07/31/2014	473,763
214,605	Hawker Beechcraft Inc.	2.250%	03/26/2014	188,973
13,271	Hawker Beechcraft Inc.	5.140%	03/26/2014	11,686
390,467	Hawker Beechcraft Inc.	10.500%	03/26/2014	396,047
685,000	Huntington Ingalls Industries (d)	0.000%	03/23/2016	679,863
535,000	MacAndrews AMG Holdings LLC	6.050%	04/17/2012	497,550
474,861	Sequa Corp.	3.560%	12/03/2014	466,032
279,300	Transdigm Inc.	4.000%	02/14/2017	281,046
				3,473,407
BROADCASTING: 2.4%
935,105	Clear Channel Communications, Inc.	3.910%	01/28/2016	812,082
2,020,969	Clear Channel Communications, Inc.	3.910%	01/29/2016	1,777,037
948,820	CMP Susquehanna	2.310%	05/05/2013	932,454
301,387	Entercom Radio LLC	3.380%	06/29/2012	295,208
294,263	Foxco Acquisition, LLC	4.750%	07/13/2015	294,080
984,822	Gray Television, Inc.	5.750%	12/31/2014	974,423
265,000	Radio One (d)	0.000%	03/31/2016	267,981
418,535	Sinclair Broadcasting Group	5.250%	10/29/2016	418,385
113,989	Univision Communications, Inc.	2.260%	09/29/2014	111,282
1,515,698	Univision Communications, Inc.	4.510%	03/29/2017	1,478,003
				7,360,935
CABLE/WIRELESS VIDEO: 1.6%
69,460	Bragg Communications	2.810%	08/31/2014	68,650
553,613	Bresnan Communications, LLC	4.500%	12/14/2017	556,148
215,239	Cequel Communications, LLC	2.260%	11/05/2013	213,504
570,470	Charter Communications Operating, LLC	2.250%	03/06/2014	568,936
956,014	Charter Communications Operating, LLC	2.750%	07/28/2014	935,297
342,413	MCC Iowa	4.500%	10/23/2017	339,844
492,500	Mediacom LLC	5.500%	08/15/2019	491,269
1,830,182	OneLink Communications	7.000%	02/28/2013	1,702,069
				4,875,717
CHEMICALS: 1.2%
300,000	Chemtura Corp.	5.500%	08/16/2016	302,625
100,424	Hexion Specialty Chemicals, Inc.	2.560%	05/05/2015	99,060
238,097	Hexion Specialty Chemicals, Inc.	4.060%	05/05/2015	235,478
128,927	Hexion Specialty Chemicals, Inc.	5.140%	05/05/2013	120,869
248,928	Houghton Chemical Corp.	7.250%	01/30/2016	250,641
85,978	Huntsman International LLC	1.800%	04/21/2014	84,459
115,368	Huntsman International LLC	2.530%	06/30/2016	114,136
234,422	Huntsman International LLC	2.800%	04/19/2017	232,488
284,560	Ineos Group Holdings Plc	9.000%	12/16/2014	295,017
276,509	Ineos Group Holdings Plc	9.500%	12/14/2013	285,288
222,536	MacDermid Holdings, LLC	2.260%	04/12/2014	219,238
328,350	Nalco Co.	4.500%	09/30/2017	330,997
99,750	OMNOVA Solutions Inc.	5.750%	04/25/2017	100,373
180,000	Rockwood Specialties Group, Inc	3.750%	02/10/2018	180,945
708,225	Styron LLC	6.000%	08/02/2017	712,163
				3,563,777
CONSUMER NON-DURABLES: 0.2%
239,730	Bausch & Lomb Inc.	3.560%	04/24/2015	239,330
482,058	Revlon Consumer Products	6.250%	03/09/2015	483,089
				722,419
DIVERSIFIED MEDIA: 3.9%
750,857	Affinion Group Inc.	5.000%	04/19/2016	749,783
405,462	Carmike Cinemas Inc.	5.500%	01/27/2016	406,225
352,127	Catalina Marketing Corp.	3.000%	10/01/2014	349,817
1,517,992	Cengage Learning, Inc.	2.500%	07/03/2014	1,452,597
746,250	Getty Images, Inc.	5.250%	11/04/2016	751,183
997,602	Harland Clark Holdings	2.810%	06/30/2014	947,902
1,007,924	IMG World Wide Inc.(f)	7.250%	06/11/2015	1,005,405
1,151,950	Instant Web Inc.	3.630%	08/07/2014	982,037
500,000	Kasima, LLC (d)	0.000%	03/31/2017	498,750
169,896	Lamar Media Corp.	4.250%	10/29/2016	170,533
455,400	Live Nation, Inc.	4.500%	11/06/2016	456,539
197,293	Media General Inc. (d)	0.000%	03/29/2013	191,867
100,000	Merrill Corp.	7.500%	12/22/2012	99,850
540,403	Nielsen Finance LLC	4.010%	05/02/2016	540,067
302,713	Quad/Graphics	5.500%	04/15/2016	302,204
1,015,000	Summit Entertainment LLC	8.250%	09/07/2016	997,238
1,865,000	Village Roadshow Films, Ltd. (f)	5.500%	05/27/2015	1,869,663
319,200	Weather Channel, Inc./ The	4.250%	02/11/2017	321,284
				12,092,944
ENERGY: 2.6%
788,028	Aventine Renewable Energy Holdings, Inc.	10.500%	12/20/2015	783,596
784,561	Big West Oil, LLC	7.750%	03/31/2016	793,058
225,556	CGGVeritas (b)	5.500%	01/12/2014	225,980
445,821	CITGO Petroleum Corp.	8.000%	06/24/2015	462,170
208,425	EnergySolutions, LLC	6.250%	08/12/2016	209,294
1,705,000	MEG Energy Corp.	4.000%	03/16/2018	1,716,183
2,787,485	Obsidian Natural Gas Trust	7.000%	11/02/2016	2,822,327
1,025,000	Western Refining Inc.	7.500%	03/15/2017	1,030,637
				8,043,245
FINANCIALS: 3.6%
200,431	American Capital Holdings, Inc.	7.500%	12/31/2013	200,766
1,225,000	American General Finance Corp.	7.250%	04/20/2015	1,225,771
419,387	Asurion Corp.	3.260%	07/03/2014	415,542
503,738	Asurion Corp.	6.750%	03/31/2015	509,062
160,687	BNY ConvergEx Group, LLX	5.250%	12/30/2016	161,441
382,950	BNY ConvergEx Group, LLX	5.250%	12/30/2016	384,746
78,328	BNY ConvergEx Group, LLX	8.750%	12/30/2017	80,286
186,672	BNY ConvergEx Group, LLX	8.750%	12/30/2017	191,339
645,373	CIT Group, Inc.	6.250%	08/06/2015	655,324
498,333	CNO Financial Group	7.500%	09/30/2016	501,004
695,577	Delos Aircraft Inc.	7.000%	03/15/2016	703,840
394,000	Hub International Holdings	6.750%	06/12/2014	391,242
464,423	International Lease Finance Corp.	6.750%	03/15/2015	466,165
3,300,000	iStar Financial Inc.	5.000%	06/28/2013	3,268,384
940,000	iStar Financial Inc.	7.000%	06/30/2014	938,176
159,100	Nuveen Investments Inc.	3.310%	11/13/2014	152,679
185,900	Nuveen Investments Inc.	5.810%	05/13/2017	186,318
492,500	USI Holdings Corp.	7.000%	05/05/2014	489,422
				10,921,507
FOOD & DRUG: 0.7%
146,072	Dole Food Company Inc.	5.500%	02/23/2017	146,802
942,637	Dunkin Finance Corp.	4.250%	11/23/2017	948,330
693,263	Green Mountain Coffee Roasters, Inc	5.500%	11/23/2016	698,461
213,510	WM. Bolthouse Farms Inc.	5.750%	02/10/2016	215,111
				2,008,704
FOOD & TOBACCO: 0.7%
239,400	Burger King Corp.	4.500%	10/19/2016	239,034
346,392	Dean Foods Co.	1.810%	04/02/2014	336,866
910,000	Del Monte Corp.	4.500%	02/16/2018	911,519
383,075	Pierre Foods, Inc.	7.000%	09/29/2016	384,393
112,381	Pinnacle Foods Group Inc.	6.000%	04/02/2014	113,270
189,540	Windsor Quality Food Co., Ltd.	5.000%	02/14/2017	189,066
				2,174,148
FOREST PRODUCTS/CONTAINERS: 0.6%
97,483	Anchor Glass Container Corp.	6.000%	02/25/2016	98,063
298,500	Graham Packaging	6.000%	09/16/2016	300,831
340,000	Reynolds Group Holdings, Inc.	4.250%	02/10/2018	341,428
750,000	Rock-Tenn Co. (d)	0.000%	03/28/2018	754,418
360,164	Smurfit-Stone Container Corp.	6.750%	02/10/2016	360,794
				1,855,534
GAMING/LEISURE: 2.6%
125,000	Bombardier Recreational Products	4.690%	06/28/2013	123,516
340,000	CCM Merger, Inc.	7.000%	03/01/2017	343,968
736,704	Cedar Fair-Canada (b)	4.000%	12/15/2016	740,248
827,925	Clubcorp Club Operations	6.000%	11/23/2016	833,100
565,000	Harrahs Entertainment Inc.	3.300%	01/28/2015	524,919
404,529	Harrahs Entertainment Inc.	9.500%	10/01/2016	425,935
198,497	Las Vegas Sands	2.000%	05/23/2014	194,704
294,259	Las Vegas Sands	3.000%	11/23/2015	287,088
1,010,277	Las Vegas Sands	3.000%	11/23/2016	985,657
836,908	MGM Mirage Inc.	7.000%	02/21/2014	822,472
202,531	MGM Mirage Inc.	7.000%	05/21/2014	199,037
478,800	SeaWorld Parks & Entertainment, Inc	4.000%	08/14/2017	481,495
196,021	Seminole Indian Tribe of Florida	1.810%	03/05/2014	191,611
300,000	Six Flags Inc.	5.250%	06/30/2016	302,400
1,012,395	Universal City Development Partners Ltd.	5.500%	10/29/2014	1,018,554
178,520	Venetian Macao Limited	4.790%	05/25/2012	178,420
309,064	Venetian Macao Limited	4.790%	05/25/2013	308,891
				7,962,015
HEALTH CARE: 3.5%

613,800	Ardent Health Services LLC	6.500%	09/14/2015	614,825
683,858	Axcan Intermediate Holdings, Inc.	5.500%	02/09/2017	681,012
574,580	Biomet Inc.	3.310%	03/25/2015	573,649
1,592,347	Community Health Systems, Inc.	3.800%	07/25/2014	1,575,182
479,535	Community Health Systems, Inc.	3.810%	01/25/2017	478,519
399,000	ConvaTec Healthcare	5.750%	12/22/2016	399,399
341,380	CRC Health Corp.	4.810%	11/16/2015	335,406
493,763	DaVita Inc	4.500%	10/20/2016	495,436
177,750	Gentiva Health Services, Inc.	4.750%	08/17/2016	178,936
555,000	Grifols, Inc.(d)	0.000%	10/01/2016	558,330
605,000	HCA, Inc.	1.560%	11/17/2012	601,352
405,000	HCR Manor Care, Inc. (d)	0.000%	03/09/2018	397,406
32,694	Iasis Healthcare Corp.	0.160%	03/14/2014	32,314
119,231	Iasis Healthcare Corp.	2.250%	03/14/2014	117,847
344,464	Iasis Healthcare Corp.	2.250%	03/14/2014	340,465
253,615	Iasis Healthcare Corp.	7.130%	06/14/2014	250,354
160,000	inVentiv Health, Inc.	0.500%	08/04/2016	160,600
79,800	inVentiv Health, Inc.	4.750%	08/04/2016	80,099
344,138	MedAssets, Inc	5.250%	11/15/2016	345,752
504,808	MultiPlan Inc.	4.750%	07/16/2017	505,439
900,988	Universal Health Services, Inc.	4.000%	11/15/2016	905,006
297,756	Vanguard Health Systems	5.000%	01/15/2016	298,351
725,000	Warner Chilcott	4.250%	03/16/2018	729,894
				10,655,573
HOUSING: 2.6%
665,000	Armstrong World Industries, Inc.	5.000%	03/08/2018	667,494
104,832	Building Materials Corp.	3.000%	02/22/2014	104,849
2,776,835	Capital Automotive LP	5.000%	03/10/2017	2,747,345
1,545,000	CB Richard Ellis Services, Inc.	1.630%	03/05/2018	1,539,685
1,545,000	CB Richard Ellis Services, Inc.	1.750%	09/04/2019	1,541,138
353,225	CB Richard Ellis Services, Inc.	3.510%	11/08/2016	352,783
149,625	CPG International, Inc.	6.000%	02/16/2017	149,532
388,050	Goodman Global Group, Inc.	5.750%	10/28/2016	389,016
100,000	Goodman Global Group, Inc.	9.000%	10/28/2017	102,650
42,088	Realogy Corp.	5.010%	10/10/2016	39,472
388,153	Realogy Corp.	6.500%	10/10/2016	364,033
95,000	Realogy Corp.	13.500%	10/15/2017	102,030
				8,100,027
INFORMATION TECHNOLOGY: 5.0%
905,000	Airvana Network Solutions, Inc.	12.390%	03/26/2014	903,307
341,550	Aspect Software, Inc.	6.250%	05/07/2016	344,112
423,605	Avaya Inc.	3.060%	12/10/2014	410,029
850,898	Avaya Inc.	4.810%	10/24/2017	828,885
125,000	Booz Allen Hamilton Inc.	4.000%	07/31/2017	125,906
594,094	CDW LLC	4.500%	07/15/2017	591,866
802,946	Ceridian Corp.	3.250%	11/09/2014	781,066
315,010	Cinedigm Digital Funding I	5.250%	04/21/2016	312,646
295,000	CommScope, Inc.	5.000%	01/15/2018	296,844
991,333	Dupont Fabros Technology LP	5.750%	12/02/2014	986,376
393,025	Fidelity National Information Services, Inc.	5.250%	07/18/2016	395,316
553,613	Fifth Third Processing Solutions, LLC	5.500%	10/29/2016	555,273
595,000	First Data Corp.	3.000%	09/24/2014	569,528
1,001,479	First Data Corp.	3.070%	09/24/2014	958,916
957,634	Flextronics International Ltd.	2.510%	10/01/2012	951,351
640,000	Freescale Semiconductor, Inc.	2.260%	12/01/2012	632,000
614,691	Freescale Semiconductor, Inc.	4.510%	12/01/2016	610,566
640,000	Interactive Data Corp.	4.750%	02/11/2018	640,602
801,262	MSCI, Inc.	4.750%	03/14/2017	804,267
220,317	Network Solutions LLC	2.510%	03/07/2014	217,839
250,000	Presidio, Inc.(d)	0.000%	03/31/2017	250,000
290,000	Rovi Solutions Corp.	2.820%	02/04/2015	289,638
290,000	Rovi Solutions Corp.	4.000%	02/04/2018	291,813
1,019,875	SAVVIS, Inc.	6.750%	08/02/2016	1,025,483
145,234	Sonicwall, Inc	8.500%	01/23/2016	145,597
485,219	SunGard Data Systems Inc.	2.100%	02/28/2014	476,728
724,525	Telcordia Technologies	6.750%	04/30/2016	722,714
335,000	Trans Union LLC	4.750%	02/10/2018	336,397
				15,455,065
MANUFACTURING: 0.6%
293,632	Alere Inc.	2.260%	06/26/2014	289,228
288,421	Alliance Laundry Systems, LLC	6.750%	09/23/2016	291,034
842,268	Allison Transmission, Inc.	3.010%	08/07/2014	833,466
119,583	Manitowoc Co.	8.000%	10/25/2014	119,860
332,244	Veyance Techologies	2.750%	07/31/2014	307,119
				1,840,707
MEDIA/TELECOM: 0.4%
364,865	Atlantic Broadband Finance, LLC	4.000%	03/08/2016	365,474
573,563	Cenveo Corp.	6.250%	12/15/2016	577,147
210,000	Citadel Broadcasting Corp.	4.250%	12/30/2016	207,703
				1,150,324
METALS/MINERALS: 1.4%
545,945	Bucyrus International, Inc.	4.250%	12/21/2015	545,945
495,000	Fairmount Minerals, Ltd.	5.250%	03/11/2017	495,371
303,402	Global Brass & Copper, Inc.	10.250%	08/13/2015	315,538
145,000	JMC Steel Group	4.750%	04/01/2017	145,423
1,571,063	Novelis Inc.	4.000%	03/10/2017	1,573,183
1,325,000	Walter Energy Corp. (d)	0.000%	03/04/2018	1,332,619
				4,408,079
RETAIL: 2.0%
550,000	Burlington Coat Factory Warehouse Corp.	6.250%	02/23/2017	542,971
380,554	Claire's Stores Inc.	5.000%	05/29/2014	361,922
243,299	Collective Brands, Inc.	3.060%	08/01/2014	242,893
185,122	Dollar General Corp.	3.090%	07/04/2014	184,969
110,980	Dollar General Corp.	3.230%	07/04/2014	110,998
498,750	Gymboree Corp.	5.000%	04/11/2018	497,947
925,000	J. Crew Group, Inc.	4.750%	02/10/2018	921,763
663,338	Leslie's Poolmart, Inc.	4.500%	11/30/2017	665,414
138,865	Michaels Stores, Inc.	2.630%	10/31/2013	137,625
466,543	Michaels Stores, Inc.	4.880%	07/31/2016	467,970
297,594	Neiman Marcus Group, Inc.	2.310%	04/06/2013	295,735
155,000	Oriental Trading Co., Inc.	7.000%	02/11/2017	152,191
860,000	Pilot Travel Centers LLC	4.250%	03/30/2018	863,431
573,563	Sports Authority Inc.	7.500%	11/12/2017	568,188
				6,014,017
SERVICES: 1.1%
240,000	Acosta, Inc.	4.750%	02/14/2018	240,257
268,977	Aquilex Holdings Corp.	6.000%	03/26/2016	268,305
230,000	Brock Holdings III, Inc.	6.000%	03/16/2017	230,145
476,400	Corelogic Inc.	4.750%	04/09/2016	477,891
432,279	Dollar Thrifty Automotive Group, Inc.	2.750%	06/15/2013	426,335
488,775	Harbor Freight Tools USA, Inc.	6.500%	12/22/2017	493,052
235,000	Hertz Corp.	3.750%	03/04/2018	235,167
429,338	Sedgewick CMS Holdings, Inc.	5.000%	12/31/2016	429,330
239,400	Vertafore, Inc.	5.250%	07/29/2016	239,639
200,000	Vertafore, Inc.	9.750%	10/27/2017	203,166
				3,243,287
TELECOMMUNICATIONS: 1.9%
385,000	Consolidated Communications Inc.	2.750%	12/29/2014	379,225
545,875	Integra Telecom	9.500%	04/15/2015	547,513
450,000	Intelsat Jackson Holdings	3.300%	02/01/2014	441,140
2,500,000	Intelsat Jackson Holdings	5.250%	03/17/2018	2,513,550
1,115,000	Level 3 Communications	2.550%	03/13/2014	1,080,914
322,862	Telesat Holdings Inc.	3.270%	10/31/2014	321,616
420,875	Vonage Holdings Corp.	10.250%	12/09/2015	420,349
				5,704,307
TRANSPORTATION: 1.5%
136,283	Ford Motor Co.	3.010%	12/15/2013	136,171
510,000	HHI Holdings LLC	7.750%	03/18/2017	508,725
248,750	Metaldyne Corp. LLC	7.750%	10/28/2016	252,638
178,200	Ozburn-Hessey Holding Co., LLC	7.500%	04/15/2016	179,684
1,087,491	Pinafore, LLC	6.250%	09/29/2016	1,090,036
458,850	Remy International	6.250%	12/17/2016	463,439
584,879	Swift Transportation	6.750%	12/16/2016	587,804
372,188	Tenneco Inc.	4.810%	06/03/2016	373,118
420,448	TI Automotive Ltd.	9.500%	08/17/2016	426,754
104,738	UCI International, Inc.	5.500%	07/27/2017	105,392
426,871	United Airlines Inc.	2.310%	02/02/2014	415,427
				4,539,188
UTILITY: 2.0%
610,000	Astoria Generating Co. Acquisitions, LLC	4.060%	08/23/2013	606,017
970,000	Calpine Corp.	4.500%	03/04/2018	973,172
235,000	Equipower Resources Holdings LLC	5.750%	01/26/2018	236,763
500,000	FirstLight Power Resources, Inc.	4.810%	05/01/2014	472,500
552,225	GenOn Energy, Inc.	6.000%	09/20/2017	557,747
370,890	Kgen LLC	2.130%	02/01/2014	368,109
118,222	Kgen LLC	6.750%	02/01/2014	117,336
49,305	TPF Generation Holdings, LLC	0.210%	12/15/2011	48,750
157,282	TPF Generation Holdings, LLC	0.210%	12/15/2013	155,512
338,299	TPF Generation Holdings, LLC	2.310%	12/15/2013	334,493
325,000	TPF Generation Holdings, LLC	4.560%	12/13/2014	309,156
2,489,833	TXU Energy Co. LLC	5.560%	10/10/2014	2,095,568
				6,275,123
WIRELESS COMMUNICATIONS: 0.7%
383,642	MetroPCS Wireless, Inc.	4.130%	11/03/2013	383,461
959,500	Skype Technologies	7.000%	02/22/2015	960,690
498,750	Syniverse Holdings, Inc.	5.250%	12/21/2017	500,411
400,000	TowerCo LLC	5.250%	01/31/2017	401,500
				2,246,062
Total Loans
	(Cost $132,300,576)			134,686,111

Shares
PREFERRED STOCK - 0.0%
Financials - 0.0%
1,480	Citigroup Capital XII			38,968
TOTAL PREFERRED STOCK
	(Cost $37,000)			38,968

SHORT TERM INVESTMENT: 7.3%
Money Market Investment: 7.3%
22,312,645	Fidelity Institutional Money Market Portfolio, 0.21%(h)			22,312,645
TOTAL SHORT TERM INVESTMENT
	(Cost $22,312,645)			22,312,645
TOTAL INVESTMENTS
	(Cost $302,089,188), 102.5%			314,423,692
LIABILITIES IN EXCESS OF OTHER ASSETS, (2.5%)				(7,535,892)
TOTAL NET ASSETS, 100.0%				$306,887,800

(a) Variable Rate.
(b) U.S. Dollar - denominated foreign security.
(c) 144A Security.
(d) Non-income Producing.
(e) Restricted.
(f) Illiquid.
(g) Private Placement.
(h) 7-Day Yield.

Rochdale Fixed Income Opportunities Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2011, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Aerospace / Defense	$-	$1,977,557	$-	$1,977,557
Automotive	-	7,786,363	-	7,786,363
Building Materials	-	2,654,209	-	2,654,209
Cable / Wireless Video	-	1,497,425	-	1,497,425
Chemicals	-	5,399,876	-	5,399,876
Construction Machinery	-	997,406	-	997,406
Consumer Products	-	7,521,679	-	7,521,679
Diversified Manufacturing	-	232,031	-	232,031
Energy	-	9,934,247	-	9,934,247
Entertainment	-	2,553,969	-	2,553,969
Financial Institutions	-	10,844,528	-	10,844,528
Food & Beverage	-	5,362,438	-	5,362,438
Gaming	-	7,454,711	-	7,454,711
Health Care	-	12,505,915	-	12,505,915
Industrials	-	7,214,059	-	7,214,059
Lodging	-	130,935	-	130,935
Media - Cable	-	1,763,844	-	1,763,844
Media - Non-Cable	-	11,305,482	-	11,305,482
Metals & Mining	-	404,525	-	404,525
Packaging	-	6,422,094	-	6,422,094
Paper	-	2,883,833	-	2,883,833
Restaurants	-	2,947,051	-	2,947,051
Retailers	-	8,026,282	-	8,026,282
Services	-	3,835,219	-	3,835,219
Technology	-	14,946,036	-	14,946,036
Telecommunications	-	1,346,966	-	1,346,966
Transportation	-	2,315,175	-	2,315,175
Utility - Electric	-	4,507,639	-	4,507,639
Utility - Natural Gas	-	3,757,059	-	3,757,059
Wireless Communications	-	8,857,415	-	8,857,415
Total Corporate Bonds	-	157,385,968	-	157,385,968

Loans
Aerospace	-	3,473,407	-	3,473,407
Broadcasting	-	7,360,935	-	7,360,935
Cable/Wireless Video	-	4,875,717	-	4,875,717
Chemicals	-	3,563,777	-	3,563,777
Consumer Non-Durables	-	722,419	-	722,419
Diversified Media	-	12,092,944	-	12,092,944
Energy	-	8,043,245	-	8,043,245
Financials	-	10,921,507	-	10,921,507
Food & Drug	-	2,008,704	-	2,008,704
Food & Tobacco	-	2,174,148	-	2,174,148
Forest Products/Containers	-	1,855,534	-	1,855,534
Gaming/Leisure	-	7,962,015	-	7,962,015
Health Care	-	10,655,573	-	10,655,573
Housing	-	8,100,027	-	8,100,027
Information Technology	-	15,455,065	-	15,455,065
Manufacturing	-	1,840,707	-	1,840,707
Media/Telecom		1,150,324		1,150,324
Metals/Minerals	-	4,408,079	-	4,408,079
Retail	-	6,014,017	-	6,014,017
Services	-	3,243,287	-	3,243,287
Telecommunications	-	5,704,307	-	5,704,307
Transportation	-	4,539,188	-	4,539,188
Utility	-	6,275,123	-	6,275,123
Wireless Communications	-	2,246,062	-	2,246,062
Total Loans	-	134,686,111	-	134,686,111

Preferred Stock
Financials	-	38,968	-	38,968
Total Preferred Stock	-	38,968	-	38,968

Short Term Investment	22,312,645	-	-	22,312,645

Total Investments in Securities	$22,312,645	$292,111,047	$-	$314,423,692

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 99.8%
CONSUMER DISCRETIONARY: 19.7%
4,000	Amazon.com, Inc. (a)(b)	$720,520
18,500	Big Lots, Inc. (a)	803,455
29,000	CBS Corp. - Class B (b)	726,160
60,000	China Dredging Group Ltd. (a)(c)(e)(f)
	(Acquired 10/27/10, Aggregate Cost $300,000)	300,000
23,600	DISH Network Corp. - Class A (a)	574,896
26,000	D.R. Horton, Inc.	302,900
13,000	Expedia, Inc.	294,580
6,100	Genuine Parts Co.	327,204
25,000	Goodyear Tire & Rubber Co./The (a)	374,500
10,000	Harman International Industries, Inc.	468,200
9,000	Johnson Controls, Inc (b)	374,130
17,000	Lennar Corp. - Class A (b)	308,040
12,500	Macy's, Inc.	303,250
20,000	Newell Rubbermaid Inc.	382,600
9,000	Snap-on Inc.	540,540
15,300	TJX Companies, Inc./The	760,869
		7,561,844
ENERGY: 11.5%
12,000	Canadian Natural Resources Ltd. (c)	593,160
10,500	CONSOL Energy Inc. (b)	563,115
10,700	ENSCO International Plc - ADR (b)(c)	618,888
25,000	Nabors Industries Ltd. (a)(c)	759,500
8,500	National-Oilwell Varco Inc.	673,795
6,850	Schlumberger Ltd. (c)	638,831
25,100	Weatherford International Ltd. (a)(c)	567,260
		4,414,549
FINANCIALS: 9.2%
40,000	Bank of America Corp.	533,200
16,000	BB&T Corp.	439,200
40,000	Fifth Third Bancorp	555,200
20,000	Hartford Financial Services Group, Inc./The (b)	538,600
22,100	Itau Unibanco Holding SA - ADR (c)	531,505
18,000	Lincoln National Corp. (b)	540,720
50,000	Regions Financial Corp. (b)	363,000
		3,501,425
HEALTH CARE: 4.2%
10,000	Gilead Sciences, Inc. (a)	424,400
30,000	Mylan Inc. (a)	680,100
10,000	St. Jude Medical, Inc. (a)(b)	512,600
		1,617,100
INDUSTRIALS: 16.0%
36,000	ABB Ltd. - ADR (c)	870,840
7,000	Caterpillar Inc.	779,450
15,600	Cummins Inc.	1,710,072
5,000	Deere & Co.	484,450
16,000	Embraer SA - ADR (c)	539,200
22,000	Ingersoll-Rand Plc - Class A (b)(c)	1,062,820
6,200	Norfolk Southern Corp.	429,474
2,500	Union Pacific Corp.	245,825
		6,122,131
INFORMATION TECHNOLOGY: 31.9%
28,000	Adobe Systems Inc. (a)	928,480
13,600	Agilent Technologies, Inc. (a)	609,008
19,200	Altera Corp. (b)	845,184
10,000	ASML Holding N.V. (b)(c)	445,000
25,500	Autodesk, Inc. (a)(b)	1,124,805
6,600	Broadcom Corp. - Class A	259,908
4,600	Cognizant Technology Solutions Corp. - Class A (a)	374,440
46,150	EMC Corp. (a)(b)	1,225,282
133,000	Flextronics International Ltd. (a)(c)	993,510
25,000	Focus Media Holding Ltd. - ADR (a)(c)	766,750
6,200	Harris Corp.	307,520
18,000	Lam Research Corp. (a)	1,019,880
12,500	Omnicom Group Inc.	613,250
25,100	Oracle Corp.	837,587
25,000	Symantec Corp. (a)	463,500
15,550	Texas Instruments Inc. (b)	537,408
17,000	Trimble Navigation Ltd. (a)	859,180
		12,210,692
MATERIALS: 7.3%
12,600	Cliffs Natural Resources Inc.	1,238,328
9,500	Cree, Inc. (a)(b)	438,520
5,000	FMC Corp.	424,650
10,520	Freeport-McMoRan Copper & Gold Inc.	584,386
20,000	Yongye International, Inc. (a)	122,600
		2,808,484

TOTAL COMMON STOCKS
	(Cost $25,184,727)	38,236,225

SHORT TERM INVESTMENT: 0.4%
MONEY MARKET INVESTMENT: 0.4%
156,807	First American Government Obligations Fund, 0.00% (d)	156,807
TOTAL SHORT TERM INVESTMENT
	(Cost $156,807)	156,807

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 27.9%
MONEY MARKET INVESTMENT: 27.9%
10,683,380	Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% (d)	10,683,380

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $10,683,380)	10,683,380

TOTAL INVESTMENTS
	(Cost $36,024,914), 128.1%	49,076,412
LIABILITIES IN EXCESS OF OTHER ASSETS, (28.1)%		(10,765,539)
TOTAL NET ASSETS, 100.0%		$38,310,873

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2011.
(c) Foreign Security.
(d) 7-Day Yield.
(e) Private Placement.
(f) Illiquid restricted security.
ADR American Depository Receipt.

Rochdale Large Growth Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2011, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$7,261,844	$-	$300,000	$7,561,844
Energy	4,414,549	-	-	4,414,549
Financials	3,501,425	-	-	3,501,425
Health Care	1,617,100	-	-	1,617,100
Industrials	6,122,131	-	-	6,122,131
Information Technology	12,210,692	-	-	12,210,692
Materials	2,808,484	-	-	2,808,484
Total Common Stock	37,936,225	-	300,000	38,236,225

Short Term Investment	156,807	-	-	156,807

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	10,683,380	-	-	10,683,380
Total Investments Purchased With Cash Proceeds From Securities Lending	10,683,380	-	-	10,683,380

Total Investments in Securities	$48,776,412	$-	$300,000	$49,076,412

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$300,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2011	$300,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 99.5%
CONSUMER DISCRETIONARY: 17.4%
19,000	Big Lots, Inc. (a)	$825,170
25,000	CBS Corp. - Class B (b)	626,000
60,000	China Dredging Group Ltd. (a)(c)(e)(f)
	(Acquired 10/27/10, Aggregate Cost $300,000)	300,000
6,300	Coach, Inc.	327,852
9,000	Comcast Corp. - Class A (b)	222,480
22,000	D.R. Horton, Inc.	256,300
6,650	Genuine Parts Co.	356,706
30,000	Goodyear Tire & Rubber Co./The (a)	449,400
8,000	Harman International Industries, Inc.	374,560
22,500	Lennar Corp. - Class A (b)	407,700
23,000	Macy's, Inc.	557,980
18,000	Newell Rubbermaid Inc.	344,340
10,000	Nordstrom, Inc.	448,800
17,300	Snap-on Inc.	1,039,038
		6,536,326
CONSUMER STAPLES: 1.5%
21,000	Avon Products, Inc.	567,840

ENERGY: 14.3%
16,000	Canadian Natural Resources Ltd. (c)	790,880
20,500	Chesapeake Energy Corp.	687,160
14,500	CONSOL Energy Inc. (b)	777,635
13,630	ENSCO International Plc - ADR (b)(c)	788,359
38,000	Nabors Industries Ltd. (a)(c)	1,154,440
7,100	National-Oilwell Varco Inc.	562,817
26,300	Weatherford International Ltd. (a)(c)	594,380
		5,355,671
FINANCIALS: 20.1%
4,814	ACE Ltd. (c)	311,466
9,000	Assurant, Inc.	346,590
58,200	Bank of America Corp.	775,806
28,800	BB&T Corp.	790,560
46,000	Fifth Third Bancorp	638,480
13,000	Hartford Financial Services Group, Inc./The (b)	350,090
46,300	Lincoln National Corp. (b)	1,390,852
4,800	M&T Bank Corp. (b)	424,656
16,250	Metlife, Inc. (b)	726,862
5,900	PNC Financial Services Group, Inc.	371,641
108,000	Regions Financial Corp. (b)	784,080
7,000	State Street Corp.	314,580
5,400	Travelers Companies, Inc./The	321,192
		7,546,855
HEALTH CARE: 5.0%
13,000	Gilead Sciences, Inc. (a)	551,720
32,000	Mylan Inc. (a)	725,440
12,000	St. Jude Medical, Inc. (a)(b)	615,120
		1,892,280
INDUSTRIALS: 20.9%
24,000	ABB Ltd. - ADR (c)	580,560
9,000	Caterpillar Inc.	1,002,150
15,200	CSX Corp. (b)	1,194,720
7,400	Cummins Inc.	811,188
10,000	Deere & Co.	968,900
18,000	Embraer SA - ADR (c)	606,600
3,200	Flowserve Corp.	412,160
15,200	Ingersoll-Rand Plc - Class A (b)(c)	734,312
44,000	McDermott International, Inc. (a)(c)	1,117,160
5,934	Norfolk Southern Corp.	411,048
		7,838,798
INFORMATION TECHNOLOGY: 12.4%
12,800	Adobe Systems Inc. (a)	424,448
6,060	Agilent Technologies, Inc. (a)	271,367
10,000	Autodesk, Inc. (a)(b)	441,100
35,500	EMC Corp. (a)(b)	942,525
40,000	Flextronics International Ltd. (a)(c)	298,800
19,000	Focus Media Holding Ltd. - ADR (a)(c)	582,730
13,000	Lam Research Corp. (a)	736,580
12,000	Omnicom Group Inc.	588,720
20,000	Symantec Corp. (a)	370,800
		4,657,070
MATERIALS: 7.9%
12,800	Cliffs Natural Resources Inc.	1,257,984
7,000	Cree, Inc. (a)(b)	323,120
10,000	Freeport-McMoRan Copper & Gold Inc.	555,500
20,000	Vale SA - ADR (c)	667,000
25,000	Yongye International, Inc. (a)	153,250
		2,956,854

TOTAL COMMON STOCKS		37,351,694
	(Cost $26,688,336)

SHORT TERM INVESTMENT: 0.6%
MONEY MARKET INVESTMENT: 0.6%
206,151	First American Government Obligations Fund, 0.00% (d)	206,151

TOTAL SHORT TERM INVESTMENT
	(Cost $206,151)	206,151

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 29.6%
MONEY MARKET INVESTMENT: 29.6%
11,123,226	Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% (d)	11,123,226

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $11,123,226)	11,123,226

TOTAL INVESTMENTS
	(Cost $38,017,713), 129.7%	48,681,071
LIABILITIES IN EXCESS OF OTHER ASSETS, (29.7)%		(11,138,118)
TOTAL NET ASSETS, 100.0%		$37,542,953

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2011.
(c) Foreign Security.
(d) 7-Day Yield.
(e) Private Placement.
(f) Illiquid restricted security.
ADR American Depository Receipt.

Rochdale Large Value Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2011, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$6,236,326	$-	$300,000	$6,536,326
Consumer Staples	567,840	-	-	567,840
Energy	5,355,671	-	-	5,355,671
Financials	7,546,855	-	-	7,546,855
Health Care	1,892,280	-	-	1,892,280
Industrials	7,838,798	-	-	7,838,798
Information Technology	4,657,070	-	-	4,657,070
Materials	2,956,854	-	-	2,956,854
Total Common Stock	37,051,694	-	300,000	37,351,694

Short Term Investment	206,151	-	-	206,151

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	11,123,226	-	-	11,123,226
Total Investments Purchased With Cash Proceeds From Securities Lending	11,123,226	-	-	11,123,226

Total Investments in Securities	$48,381,071	$-	$300,000	$48,681,071

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$300,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2011	$300,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 94.5%
CONSUMER DISCRETIONARY: 25.1%
10,000	Advance Auto Parts, Inc. (b)	$656,200
11,000	Cheesecake Factory Inc./The (a)	330,990
60,000	China Dredging Group Ltd. (a)(c)(e)(f)
	(Acquired 10/27/10, Aggregate Cost $300,000)	300,000
9,000	Dollar Tree, Inc. (a)	499,680
30,000	DreamWorks Animation SKG, Inc. (a)	837,900
25,000	Expedia, Inc.	566,500
51,000	Gafisa SA - ADR (b)(c)	654,840
25,000	Hanesbrands, Inc. (a)	676,000
36,900	LKQ Corp. (a)	889,290
800	NVR, Inc. (a)(b)	604,800
35,000	SORL Auto Parts, Inc. (a)	212,100
135,000	Universal Travel Group (a)(b)	577,800
16,500	VistaPrint NV (a)(b)(c)	856,350
85,000	Wonder Auto Technology, Inc. (a)	460,700
		8,123,150
CONSUMER STAPLES: 2.2%
47,500	Zhongpin Inc.(a)(c)	721,050

ENERGY: 13.6%
100,000	China North East Petroleum Holdings Ltd. (a)	464,000
40,000	Helix Energy Solutions Group Inc. (a)(b)	688,000
13,700	Holly Corp.	832,412
45,000	L & L Energy, Inc.(a)(b)	311,400
100,000	Longwei Petroleum Investment Holding Ltd. (a)	181,000
20,000	Nabors Industries Ltd. (a)(c)	607,600
68,000	Puda Coal, Inc. (a)	833,000
21,300	Weatherford International Ltd. (a)(c)	481,380
		4,398,792
FINANCIALS: 8.9%
22,000	CNinsure, Inc. - ADR (c)	285,120
33,500	EZCORP, Inc. - Class A (a)	1,051,565
6,500	Jones Lang LaSalle Inc. (b)	648,310
9,000	KB Financial Group, Inc. - ADR (b)(c)	469,530
7,900	Signature Bank (a)(b)	445,560
		2,900,085
INDUSTRIALS: 13.8%
14,965	AMETEK, Inc.	656,515
45,000	ArvinMeritor, Inc. (a)(b)	763,650
20,500	Belden Inc.	769,775
13,507	Lear Corp.	660,087
28,500	TrueBlue, Inc. (a)	478,515
34,000	United Rentals, Inc. (a)(b)	1,131,520
		4,460,062
INFORMATION TECHNOLOGY: 20.4%
13,000	Altera Corp. (b)	572,260
25,000	Avago Technologies Ltd.	777,500
54,500	China TransInfo Technology Corp. (a)	251,790
30,000	Ciena Corp. (a)(b)	778,800
60,000	Genpact Limited (a)(c)	868,800
17,000	KLA-Tencor Corp.	805,290
19,000	Linear Technology Corp.	638,970
17,500	Plantronics, Inc.	640,850
22,000	Synopsys, Inc. (a)	608,300
52,000	TriQuint Semiconductor, Inc. (a)	671,320
		6,613,880
MATERIALS: 10.5%
16,000	Albemarle Corp.	956,320
12,200	FMC Corp.	1,036,146
96,000	Gulf Resources Inc. (a)(b)	594,240
131,000	Yongye International, Inc. (a)	803,030
		3,389,736

TOTAL COMMON STOCKS
	(Cost $26,930,469)	30,606,755

SHORT TERM INVESTMENT: 1.3%
MONEY MARKET INVESTMENT: 1.3%
413,838	First American Government Obligations Fund, 0.00% (d)	413,838
TOTAL SHORT TERM INVESTMENT
	(Cost $413,838)	413,838

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 27.9%
MONEY MARKET INVESTMENT: 27.9%
9,043,651	Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% (d)	9,043,651

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $9,043,651)	9,043,651

TOTAL INVESTMENTS
	(Cost $36,387,958), 123.7%	40,064,244
LIABILITIES IN EXCESS OF OTHER ASSETS, (23.7)%		(7,671,075)
TOTAL NET ASSETS, 100.0%		$32,393,169

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2011.
(c) U.S. Dollar-denominated foreign security.
(d) 7-Day Yield.
(e) Private Placement.
(f) Illiquid restricted security.
ADR American Depository Receipt.

Rochdale Mid/Small Growth Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2011, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$7,823,150	$-	$300,000	$8,123,150
Consumer Staples	721,050	-	-	721,050
Energy	4,398,792	-	-	4,398,792
Financials	2,900,085	-	-	2,900,085
Industrials	4,460,062	-	-	4,460,062
Information Technology	6,613,880	-	-	6,613,880
Materials	3,389,736	-	-	3,389,736
Total Common Stock	30,306,755	-	300,000	30,606,755

Short Term Investment	413,838	-	-	413,838

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	9,043,651	-	-	9,043,651
Total Investments Purchased With Cash Proceeds From Securities Lending	9,043,651	-	-	9,043,651

Total Investments in Securities	$39,764,244	$-	$300,000	$40,064,244

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$300,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2011	$300,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 92.1%
CONSUMER DISCRETIONARY: 14.4%
6,500	BorgWarner, Inc. (a)(b)	$517,985
50,000	China Dredging Group Ltd. (a)(c)(e)(f)	250,000
	(Acquired 10/27/10, Aggregate Cost $250,000)
15,000	China XD Plastics Co. Ltd. (a)	78,150
30,000	D.R. Horton, Inc.	349,500
27,000	Hanesbrands, Inc. (a)	730,080
900	NVR, Inc. (a)(b)	680,400
65,500	SORL Auto Parts, Inc. (a)(b)	393,900
125,000	Universal Travel Group (a)	535,000
75,000	Wonder Auto Technology, Inc. (a)	406,500
		3,941,515
CONSUMER STAPLES: 0.8%
15,000	Zhongpin Inc (a)(c)	227,700

ENERGY: 13.9%
63,000	China North East Petroleum Holdings Ltd. (a)	292,320
89,500	Gulf Resources Inc. (a)(b)	554,005
25,000	Helix Energy Solutions Group Inc. (a)(b)	430,000
160,000	Longwei Petroleum Investment Holding Ltd. (a)(c)	289,600
8,400	Lufkin Industries, Inc. (b)	785,148
19,000	Nabors Industries Ltd. (a)(c)	577,220
35,000	Puda Coal, Inc. (a)	428,750
20,000	Weatherford International Ltd. (a)(c)	452,000
		3,809,043

FINANCIALS: 8.5%
25,000	CNinsure, Inc. - ADR (c)	324,000
12,000	Evercore Partners Inc. - Class A (b)	411,480
20,000	Itau Unibanco Holding SA - ADR (c)	481,000
10,000	KB Financial Group, Inc. - ADR (b)(c)	521,700
6,500	Shinhan Financial Group Co., Ltd. - ADR (b)(c)	588,705
		2,326,885
HEALTH CARE: 2.5%
25,000	American Medical Systems Holdings, Inc. (a)(b)	541,000
30,000	Jiangbo Pharmaceuticals, Inc. (a)(b)	131,400
		672,400
INDUSTRIALS: 25.9%
49,500	Aercap Holdings NV (a)(c)	622,215
10,114	Applied Industrial Technologies, Inc.	336,392
32,000	ArvinMeritor, Inc. (a)(b)	543,040
17,000	Belden Inc.	638,350
12,000	Chicago Bridge & Iron Company N.V. (c)	487,920
25,000	EnerSys (a)	993,750
2,518	Flowserve Corp.	324,318
11,000	Foster Wheeler AG (a)(c)	413,820
5,900	Hubbell Inc. - Class B	419,077
11,405	Lear Corp.	557,362
36,150	Quanta Services, Inc. (a)(b)	810,845
14,000	Wabtec Corp.	949,620
		7,096,709
INFORMATION TECHNOLOGY: 17.2%
75,000	China TransInfo Technology Corp. (a)(c)	346,500
10,000	Cree, Inc. (a)(b)	461,600
42,500	Genpact Limited (a)(c)	615,400
13,000	KLA-Tencor Corp. (b)	615,810
22,500	Microsemi Corp. (a)	465,975
20,000	Plantronics, Inc.	732,400
10,000	Plexus Corp. (a)	350,600
70,000	Pulse Electronics Corp. (b)	423,500
19,500	Taleo Corp. - Class A (a)(b)	695,175
		4,706,960
MATERIALS: 8.9%
9,000	FMC Corp.	764,370
43,000	Gerdau SA - ADR (b)(c)	537,500
9,000	Rayonier Inc.	560,790
92,000	Yongye International, Inc. (a)(b)	563,960
		2,426,620

TOTAL COMMON STOCKS
	(Cost $21,940,082)	25,207,832

SHORT TERM INVESTMENT: 1.3%
MONEY MARKET INVESTMENT: 1.3%
358,112	First American Government Obligations Fund, 0.00% (d)	358,112
TOTAL SHORT TERM INVESTMENT
	(Cost $358,112)	358,112

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 33.6%
MONEY MARKET INVESTMENT: 33.6%
9,205,885	Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% (d)	9,205,885

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $9,205,885)	9,205,885

TOTAL INVESTMENTS
	(Cost $31,504,079), 127.0%	34,771,829
LIABILITIES IN EXCESS OF OTHER ASSETS, (27.0)%		(7,395,761)
TOTAL NET ASSETS, 100.0%		$27,376,068

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2011.
(c) U.S. Dollar-denominated foreign security.
(d) 7-Day Yield.
(e) Private Placement.
(f) Illiquid restricted security.
ADR American Depository Receipt.

Rochdale Mid/Small Value Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2011, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$3,691,515	$-	$250,000	$3,941,515
Consumer Staples	227,700	-	-	227,700
Energy	3,809,043	-	-	3,809,043
Financials	2,326,885	-	-	2,326,885
Health Care	672,400	-	-	672,400
Industrials	7,096,709	-	-	7,096,709
Information Technology	4,706,960	-	-	4,706,960
Materials	2,426,620	-	-	2,426,620
Total Common Stock	24,957,832	-	250,000	25,207,832

Short Term Investment	358,112	-	-	358,112

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	9,205,885	-	-	9,205,885
Total Investments Purchased With Cash Proceeds From Securities Lending	9,205,885	-	-	9,205,885

Total Investments in Securities	$34,521,829	$-	$250,000	$34,771,829

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$250,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2011	$250,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The cost basis of investments for federal income tax purposes as of March 31, 2011 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$36,024,914	$38,017,713	$36,387,958	$31,504,079
GROSS UNREALIZED APPRECIATION	13,381,535	11,115,649	6,241,852	5,202,358
GROSS UNREALIZED DEPRECIATION	(330,037)	(452,291)	(2,565,566)	(1,934,608)

NET UNREALIZED APPRECIATION	$13,051,498	$10,663,358	$3,676,286	$3,267,750

	Dividend & Income	Intermediate Fixed Income	Fixed Income Opportunities
COST OF INVESTMENTS	$64,409,485	$88,582,782	$302,089,188
GROSS UNREALIZED APPRECIATION	17,725,178	3,164,682	12,741,716
GROSS UNREALIZED DEPRECIATION	(4,593,875)	(471,990)	(407,212)

NET UNREALIZED APPRECIATION	$13,131,303	$2,692,692	$12,334,504

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In March 2008, accounting standards regarding disclosures about derivative instruments and hedging activity standards were issued and are effective for fiscal years beginning after November 15, 2008.  These standards are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  These standards do not have any impact on the Portfolios’ financial statement disclosures because the Portfolios have not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Investment Trust

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date      05/25/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date      05/25/2011

By (Signature and Title) /s/ Edmund L. Towers
                                                 Edmund L. Towers, Treasurer

Date      05/25/2011